[logo]         Investing
               for the
EATON VANCE    21st
===========    Century

ANNUAL REPORT DECEMBER 31, 1999

[Graphic Omitted]

                                  EATON VANCE
                                   PRIME RATE
                                    RESERVES


                     Global Management-Global Distribution

Eaton Vance Prime Rate Reserves as of December 31, 1999

LETTER TO SHAREHOLDERS

[Photo of James B. Hawkes]

James B. Hawkes
President

Eaton Vance Prime Rate Reserves had a total return of 5.90% for the year ended December 31, 1999.(1) That return was the result of shareholder distributions of $0.661 per share from net investment income and a decline in net asset value from $9.98 on December 31, 1998 to $9.89 on December 31, 1999. Based on the Fund's closing net asset value per share of $9.89 on December 31, 1999, the Fund had a distribution rate of 7.26%.(2) The Fund's SEC 30-day yield at December 31 was 7.32%.(3)

The Fund again provided a yield advantage over alternative short-term investments while maintaining a relatively stable net asset value.

The Fund outperformed other
fixed-income investments in a rising
interest rate environment...

The past year was very challenging for most fixed-income investors. A continuing strong economy led to sharply higher interest rates and negative total returns for most interest rate-sensitive investments. Interestingly, amid increased global competition, inflation has remained fairly subdued. The Consumer Price Index, a measure of inflation at the consumer level, posted an increase of just 2.7% in 1999. Nonetheless, despite the tame inflation figures, the Federal Reserve tightened credit throughout 1999 in an effort to forestall any potential inflation in the future. Performing as expected, Eaton Vance Prime Rate Reserves benefited from the interest rate increases and maintained its yield advantage over other short-term investments. The Fund's distribution rate was higher than the returns from money market mutual funds, 3-month certificates of deposit, and bank money market accounts, which offered rates of 5.26%, 4.06%, and 3.23%, respectively, at December 31. Of course, unlike bank certificates of deposit, the Fund is not insured and does not offer a fixed rate of return; and unlike money market accounts, the Fund does not offer daily liquidity and its principal value and return can fluctuate with changing market conditions.

Eaton Vance Prime Rate Reserves
continues its mandate for
conservative investors...

In 1999, we saw another year of robust but volatile performance in the equity markets - and sharp declines in the bond markets. Aware of the market's tendency to revert to historical trends, risk-conscious investors may be seeking a refuge from such volatility. As we enter 2000, the Fund continues its conservative mandate of seeking opportunity and high current income from a portfolio of senior floating-rate loans. In the pages that follow, co-portfolio managers Scott Page and Payson Swaffield review the events of the past year and offer their insights on the period ahead.

                                            Sincerely,

                                        /s/ James B. Hawkes

                                            James B. Hawkes
                                            President
                                            February 9, 2000

Fund Information
as of December 31, 1999

          Performance(4)
          -----------------------------------------------------------
          Average Annual Total Returns (at net asset value)
          -----------------------------------------------------------
          One year                                      5.90%
          Five years                                    6.94
          Ten years                                     6.96

          SEC Average Annual Total Returns (including applicable EWC)
          -----------------------------------------------------------
          One year                                      2.93%
          Five years                                    6.94
          Ten Years                                     6.96

          Ten Largest Holdings5

          Charter Communications Operating, LLC          2.1%
          Allied Waste Industries, Inc.                  1.1
          Lyondell Petroleum Co.                         0.9
          Falcon Holding Group, L.P.                     0.8
          UCA Corp.                                      0.8
          Revlon Consumer Products                       0.8
          Nextel Communications, Inc.                    0.8
          Safety-Kleen Services, Inc.                    0.8
          Blockbuster Entertainment Corp.                0.7
          Insight Kentucky Partners 1, L.P.              0.7
          ---------------------------------              ---
               Total                                     9.5%

(1) This return does not include the applicable early withdrawal charge (EWC).
    (2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the offering price. (3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual total returns reflect applicable EWC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. (5) Ten largest holdings account for 9.5% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Prime Rate Reserves as of December 31, 1999

MANAGEMENT DISCUSSION

[Photo of Scott H. Page]
Scott H. Page

[Photo of Payson F. Swaffield]
Payson F. Swaffield

An interview with Scott H. Page and Payson F. Swaffield, co-portfolio managers of Senior Debt Portfolio.

Q: Scott, 1999 was a very difficult year in the fixed-income markets. How would you evaluate the Fund's performance?

A: MR. PAGE: In a year when most fixed-income vehicles posted negative returns, the Fund generated a strongly positive return, while again maintaining a fairly stable net asset value. Because fixed- income investments are vulnerable to rising interest rates, three rate increases by the Federal Reserve and continuing concerns over the possibility of higher inflation created a very difficult climate during the year. However, the Portfolio's senior, floating-rate loans were once again well-served by the interest rate reset feature. As a result, the Portfolio responded favorably to the rise in rates, in sharp contrast to other fixed-income vehicles.

Q: Speaking of other fixed-income investments, how did bonds fare in 1999?

A: MR. SWAFFIELD: The bond market was especially hard-hit. Interestingly, 30-year Treasury bonds, which were so popular in 1998, were the worst performing bond asset class in 1999. Investors saw signs that the global economy - whose uncertain outlook triggered a flight to quality in 1998 - was beginning to stabilize. With the global picture improving and continuing strong growth in the U.S., concerns arose about a pick-up in world-wide inflation. The result was a sharp market decline and a continuation of two years of extraordinary volatility in the bond markets.

Q: Were there any notable developments in the Portfolio in the past year?

A: MR. PAGE: Yes. We've made a change with respect to loan valuation. The
   Portfolio has adopted valuation procedures under which a portion of the Portfolio's loans will be priced at market value, based on information about actual loan market transactions. Because a real market exists for certain loans, they are deemed liquid and can therefore be "marked-to-market." Initially, this new valuation procedure will affect around 10% of the Portfolio. That percentage may rise over time as we identify additional loans that can be priced at market value. The remainder of the Portfolio will continue to be priced at fair value, using a methodology we've utilized since 1989. We believe that this dual-pricing approach reflects the current reality in the loan market.

          Five Largest Sector Weightings(1)
          ------------------------------------------------------
          By total net assets

          Cable Television                           6.5%
          Telecommunications-Wireless                5.0%
          Commercial Services                        4.8%
          Auto Components                            4.1%
          Publishing & Printing                      4.1%

          Portfolio Overview(1)
          ------------------------------------------------------
          Total net assets                         $9.39 billion
          Number of borrowers                                365
          Industries represented                             56
          Days-to-interest rate reset                    57 days
          Average maturity                             5.8 years
          Average size per borrowing               $22.3 million
          As % of total net assets                         0.28%

(1) Five largest sector weightings account for 24.5% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Sector weightings and Portfolio Overview are as of 12/31/99 and are subject to change.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Q: Do you view this change as positive for the Portfolio?

A: MR. PAGE: Absolutely. This is a very positive development for the market and the Portfolio. We've long been advocates of improved liquidity and view this move as another step in that direction. It also reflects the impressive growth of the loan market. In 1999, issuance again reached record levels, while trading volumes also grew. In addition, the market continued to attract an increasing number of institutional investors, which should further improve liquidity. That trend is good for issuers and investors alike.

Q: Let's turn to the Portfolio's investments. Where have you focused in recent months?

A: MR. SWAFFIELD: We've continued to focus on companies with good fundamentals, a strong asset base and good cash flow. The Portfolio's largest sector weighting was in cable television companies. Cable operators continue to enjoy good subscriber growth while generating strong, dependable cash flows. In addition, the companies' broadband capabilities are increasingly valuable as potential conduits for Internet and other interactive services.

   Charter Communications is the nation's fourth largest cable operator and the Portfolio's largest cable investment. Under the leadership of Paul Allen, a co-founder of Microsoft, Charter has pursued an aggressive acquisition strategy in recent years and now has over six million cable subscribers. Unlike many cable operators that focus primarily on urban areas, Charter has emphasized suburban communities, which the company believes will be prime candidates for the interactive services it is developing.

Q: Does the telecom sector remain a significant area for the Portfolio?

A: MR. PAGE: Yes. The wireless communications sector continues to witness explosive growth. As competition has increased, cellular pricing has become more affordable, which has, in turn, sharply increased customer usage.

   Western Wireless Corp. is the leading provider of rural communications in the western U.S. The company operates wireless cellular and paging systems in 19 western states under the Cellular One brand name. With its strong management and a large contiguous market, Western is thought to be a merger candidate in an industry that has seen increasing consolidation in recent years.

Q: Were there any other areas that you found compelling?

A: MR. SWAFFIELD: Broadcast media companies were prominent in the Portfolio.
   Emmis Broad-casting owns radio and television outlets in New York, Los Angeles, Chicago and other cities. The company derives around 60% of its revenues from its radio stations. The radio industry has benefited from a continuing strong economy and rising advertising expenditures, and has been characterized by frequent mergers, as companies seek to improve their economies of scale and increase their audience.

   According to McCann-Erickson, one of the nation's leading advertising agencies, this year should see an increase of 8.3% in ad spending, boosted by the presidential election campaign, the 2000 Summer Olympics and continued growth of Internet marketing. Emmis revenues have reflected that trend. In its most recent reporting period, the company reported a 27% jump in revenues.

--------------------------------------------------------------------------------
Eaton Vance Prime Rate Reserves outperformed a wide range of bond categories in 1999.

Eaton Vance Prime Rate Reserves                         5.90%
3-Month CDs                                             5.11%
High Current Yield                                      4.53%
Short Investment Grade                                  2.81%
Short U.S. Government                                   2.50%
Intermediate Investment Grade                          -1.31%
International Income                                   -4.57%
General Municipal Bonds                                -4.63%

Source: Lipper Inc., TowersData; CDs offer a fixed rate of return when held to maturity and are generally insured up to certain limits by federal and state agencies. The remainder of the categories are Lipper classifications, described as follows: High Current Yield funds aim at high current yield from fixed-income securities with no quality or maturity restrictions, and tend to invest in lower-grade securities; Short Investment Grade funds invest at least 65% of their assets in investment grade issues with average maturities of one to five years; Short U.S. Government funds invest at least 65% of their assets in securities issued or guaranteed by the U.S. government or its agencies, with average maturities of one to five years; Intermediate Investment Grade funds invest at least 65% of their assets in investment grade issues with average maturities of five to ten years; International Income funds invest in debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. General Municipal Bond funds invest at least 65% of their assets in municipal debt issues in the top four credit ratings.
--------------------------------------------------------------------------------

Q: Were there any areas of the Portfolio that underperformed in 1999?

A: MR. PAGE: The nursing home sector was a disappointment in 1999. Long-term care facilities have been increasingly pressured by changes in reimbursement rules. Provisions of the Balanced Budget Act of 1997 mandated a change in nursing home Medicare reimbursement from a cost basis to a prospective payment system basis. The result has been a significant revenue shortfall for long-term health care companies and a clouded outlook for the sector.

   The effect on the Portfolio was limited because of the Portfolio's broad industry diversification - 56 separate industries at December 31. As we had only a small exposure to nursing homes, the overall impact of the industry's difficulties on the Portfolio was minimal. That being said, the bulk of the year's NAV volatility can be attributed to our investments in this sector.

Q: What is your outlook for the loan market in the coming year?

A: MR. SWAFFIELD: With the economy continuing its relentless growth, the Federal
   Reserve has indicated that it will keep a close watch for any signs of inflation. That is good news for the Portfolio. Because the Portfolio's floating-rate loans have interest rate resets, they are able to adjust quickly to a change in the prevailing interest rate climate. As we suggested earlier, that gives floating-rate loans a potential, major advantage over other fixed-income investments in a rising rate environment.

   Moreover, we expect that the coming year will bring further growth in loan issuance and institutional demand. That suggests additional opportunities for investors and continued seasoning of the loan market. We believe that Eaton Vance Prime Rate Reserves is well-positioned to pursue these opportunities in the coming year.

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Prime Rate Reserves vs. the Donaldson, Lufkin & Jenrette Loan Index and the Merrill Lynch 1-3 Year Corporate Bond Index*

December 31, 1989 - December 31, 1999

            Date        Fund/NAV       DLJ Index   Merrill Index
          12/31/89       $10,000        $10,000      $10,000
           1/31/90       $10,079        $10,079      $10,079
           2/28/90       $10,152        $10,152      $10,152
           3/31/90       $10,233        $10,233      $10,233
           4/30/90       $10,312        $10,312      $10,312
           5/31/90       $10,396        $10,396      $10,396
           6/30/90       $10,478        $10,478      $10,478
           7/31/90       $10,564        $10,564      $10,564
           8/31/90       $10,650        $10,650      $10,650
           9/30/90       $10,734        $10,734      $10,734
          10/31/90       $10,821        $10,821      $10,821
          11/30/90       $10,895        $10,895      $10,895
          12/31/90       $10,960        $10,960      $10,960
           1/31/91       $11,034        $11,034      $11,047
           2/28/91       $11,105        $11,105      $11,123
           3/31/91       $11,184        $11,184      $11,258
           4/30/91       $11,259        $11,259      $11,426
           5/31/91       $11,333        $11,333      $11,524
           6/30/91       $11,403        $11,403      $11,574
           7/31/91       $11,474        $11,474      $11,680
           8/31/91       $11,545        $11,545      $11,835
           9/30/91       $11,613        $11,613      $11,970
          10/31/91       $11,681        $11,681      $12,103
          11/30/91       $11,745        $11,745      $12,213
          12/31/91       $11,810        $11,810      $12,385
           1/31/92       $11,857        $11,867      $12,377
           2/28/92       $11,911        $11,964      $12,430
           3/31/92       $11,968        $12,134      $12,462
           4/30/92       $12,024        $12,214      $12,585
           5/31/92       $12,080        $12,332      $12,722
           6/30/92       $12,140        $12,395      $12,885
           7/31/92       $12,195        $12,470      $13,068
           8/31/92       $12,260        $12,462      $13,172
           9/30/92       $12,347        $12,513      $13,316
          10/31/92       $12,386        $12,512      $13,251
          11/30/92       $12,461        $12,567      $13,215
          12/31/92       $12,540        $12,617      $13,351
           1/31/93       $12,595        $12,712      $13,516
           2/28/93       $12,604        $13,023      $13,653
           3/31/93       $12,631        $13,215      $13,728
           4/30/93       $12,720        $13,039      $13,824
           5/31/93       $12,798        $13,254      $13,816
           6/30/93       $12,865        $13,399      $13,930
           7/31/93       $12,906        $13,570      $13,980
           8/31/93       $12,988        $13,635      $14,112
           9/30/93       $13,055        $13,642      $14,168
          10/31/93       $13,089        $13,599      $14,221
          11/30/93       $13,146        $13,837      $14,218
          12/31/93       $13,210        $14,090      $14,293
           1/31/94       $13,265        $14,324      $14,415
           2/28/94       $13,317        $14,521      $14,321
           3/31/94       $13,334        $14,575      $14,252
           4/30/94       $13,377        $14,578      $14,198
           5/31/94       $13,441        $14,730      $14,218
           6/30/94       $13,518        $14,814      $14,272
           7/31/94       $13,585        $15,000      $14,436
           8/31/94       $13,602        $15,144      $14,494
           9/30/94       $13,674        $15,247      $14,469
          10/31/94       $13,769        $15,310      $14,506
          11/30/94       $13,851        $15,379      $14,448
          12/31/94       $14,012        $15,442      $14,481
           1/31/95       $14,108        $15,545      $14,684
           2/28/95       $14,225        $15,697      $14,894
           3/31/95       $14,322        $15,814      $15,008
           4/30/95       $14,399        $15,935      $15,151
           5/31/95       $14,493        $16,106      $15,443
           6/30/95       $14,585        $16,246      $15,538
           7/31/95       $14,679        $16,365      $15,607
           8/31/95       $14,771        $16,473      $15,664
           9/30/95       $14,861        $16,588      $15,749
          10/31/95       $14,957        $16,691      $15,893
          11/30/95       $15,047        $16,766      $16,041
          12/31/95       $15,142        $16,880      $16,178
           1/31/96       $15,236        $16,988      $16,316
           2/28/96       $15,319        $17,107      $16,262
           3/31/96       $15,392        $17,237      $16,264
           4/30/96       $15,464        $17,345      $16,284
           5/31/96       $15,554        $17,456      $16,325
           6/30/96       $15,640        $17,600      $16,456
           7/31/96       $15,730        $17,740      $16,529
           8/31/96       $15,819        $17,840      $16,591
           9/30/96       $15,906        $17,934      $16,750
          10/31/96       $15,998        $18,033      $16,955
          11/30/96       $16,086        $18,154      $17,099
          12/31/96       $16,178        $18,219      $17,101
           1/31/97       $16,269        $18,343      $17,187
           2/28/97       $16,351        $18,493      $17,236
           3/31/97       $16,442        $18,673      $17,256
           4/30/97       $16,531        $18,774      $17,416
           5/31/97       $16,626        $18,905      $17,539
           6/30/97       $16,720        $19,064      $17,671
           7/31/97       $16,819        $19,220      $17,893
           8/31/97       $16,915        $19,353      $17,906
           9/30/97       $17,009        $19,488      $18,052
          10/31/97       $17,109        $19,568      $18,175
          11/30/97       $17,205        $19,658      $18,206
          12/31/97       $17,306        $19,764      $18,324
           1/31/98       $17,409        $19,887      $18,514
           2/28/98       $17,497        $20,006      $18,533
           3/31/98       $17,598        $20,150      $18,629
           4/30/98       $17,699        $20,315      $18,726
           5/31/98       $17,801        $20,470      $18,840
           6/30/98       $17,902        $20,601      $18,939
           7/31/98       $18,026        $20,718      $19,038
           8/31/98       $18,132        $20,753      $19,195
           9/30/98       $18,217        $20,670      $19,450
          10/31/98       $18,321        $20,524      $19,489
          11/30/98       $18,420        $20,676      $19,555
          12/31/98       $18,503        $20,874      $19,645
           1/31/99       $18,605        $20,966      $19,747
           2/28/99       $18,695        $20,911      $19,690
           3/31/99       $18,777        $21,045      $19,873
           4/30/99       $18,876        $21,218      $19,957
           5/31/99       $18,978        $21,504      $19,935
           6/30/99       $19,079        $21,687      $19,993
           7/31/99       $19,186        $21,830      $20,041
           8/31/99       $19,278        $21,719      $20,064
           9/30/99       $19,366        $21,682      $20,228
          10/31/99       $19,459        $21,654      $20,299
          11/30/99       $19,534        $21,790      $20,353
          12/31/99       $19,595        $21,938      $20,412

Performance**
Average Annual Total Returns (at net asset value)
-----------------------------------------------------------
One year                                      5.90%
Five years                                    6.94
Ten years                                     6.96


SEC Average Annual Total Returns (including applicable EWC)
-----------------------------------------------------------
One year                                      2.93%
Five years                                    6.94
Ten Years                                     6.96

 * Sources: TowersData, Bethesda, MD.; Donaldson, Lufkin & Jenrette; Bloomberg. The chart compares the Fund's total return with that of the Donaldson, Lufkin & Jenrette (DLJ) Leveraged Loan Index - a representative index of tradable, senior, secured, U.S. dollar-denominated leveraged loans. We have also included a comparison with the Merrill Lynch 1-3 Year Corporate Bond Index, an index of investment-grade corporate issues with 1-3 year maturities, to show how the Fund has fared against short-term bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the DLJ Index. Because the DLJ Index commenced in January 1992, the line comparison assumes $11,810 hypothetical investments in the Fund and the DLJ Index. Because the Merrill Lynch Index commenced in January 1991, the line comparison assumes $10,960 hypothetical investments in the Fund and the Merrill Lynch Index beginning December 31, 1990. The Indices' total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. It is not possible to invest directly in an Index.

** Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect applicable EWC based on following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Prime Rate Reserves as of December 31, 1999

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1999
Assets
-------------------------------------------------------------------------------
Investment in Senior Debt Portfolio, at value
  (identified cost, $4,093,690,706)                              $4,065,770,050
Receivable for Trust shares sold                                      6,323,293
-------------------------------------------------------------------------------
Total assets                                                     $4,072,093,343
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Dividends payable                                                $   13,408,100
Payable for Trust shares repurchased                                    101,529
Payable to affiliate for Trustees' fees                                   1,840
Accrued expenses                                                        507,167
-------------------------------------------------------------------------------
Total liabilities                                                $   14,018,636
-------------------------------------------------------------------------------
Net Assets for 410,266,461 shares of
  beneficial interest outstanding                                $4,058,074,707
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                  $4,102,358,075
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                        (16,649,722)
Accumulated undistributed net investment income                         287,010
Net unrealized depreciation from Portfolio (computed on
  the basis of identified cost)                                     (27,920,656)
-------------------------------------------------------------------------------
Total                                                            $4,058,074,707
-------------------------------------------------------------------------------

Net Asset Value, Offering Price and Redemption
Price Per Share
-------------------------------------------------------------------------------
($4,058,074,707 / 410,266,461 shares of
  beneficial interest outstanding)                               $         9.89
-------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
December 31, 1999
Investment Income
-------------------------------------------------------------------------------
Interest allocated from Portfolio                                  $274,740,765
Facility fee income allocated from Portfolio                          3,528,660
Miscellaneous income allocated from Portfolio                           113,136
Expenses allocated from Portfolio                                   (20,314,045)
-------------------------------------------------------------------------------
Net investment income from Portfolio                               $258,068,516
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Administration fee                                                 $  2,529,762
Trustees fees and expenses                                                4,502
Distribution fees                                                    17,538,852
Transfer and dividend disbursing agent fees                           2,006,589
Registration fees                                                       735,294
Printing and postage                                                    409,848
Custodian fee                                                            22,155
Legal and accounting services                                            21,708
Miscellaneous                                                           190,086
-------------------------------------------------------------------------------
Total expenses                                                     $ 23,458,796
-------------------------------------------------------------------------------

Net investment income                                              $234,609,720
-------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                  $ (8,869,814)
-------------------------------------------------------------------------------
Net realized loss                                                  $ (8,869,814)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                              $(26,352,209)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $(26,352,209)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                   $(35,222,023)
-------------------------------------------------------------------------------
Net increase in net assets from operations                         $199,387,697
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Prime Rate Reserves as of December 31, 1999

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)                                        Year Ended             Year Ended
in Net Assets                                              December 31, 1999      December 31, 1998
---------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                       $  234,609,720         $  153,744,785
  Net realized gain (loss)                                        (8,869,814)               426,139
  Net change in unrealized appreciation (depreciation)           (26,352,209)            (2,674,739)
---------------------------------------------------------------------------------------------------
Net increase in net assets from operations                    $  199,387,697         $  151,496,185
---------------------------------------------------------------------------------------------------
Distributions to shareholders --
  From net investment income                                  $ (234,497,977)        $ (153,805,139)
---------------------------------------------------------------------------------------------------
Total distributions to shareholders                           $ (234,497,977)        $ (153,805,139)
---------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
  interest --
  Proceeds from sale of shares                                $1,554,554,597         $1,132,247,002
  Net asset value of shares issued to shareholders in
    payment of distributions declared                            121,567,534             81,726,517
  Cost of shares repurchased                                    (422,926,260)          (280,941,551)
---------------------------------------------------------------------------------------------------
Net increase in net assets from Trust share transactions      $1,253,195,871         $  933,031,968
---------------------------------------------------------------------------------------------------

Net increase in net assets                                    $1,218,085,591         $  930,723,014
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of year                                          $2,839,989,116         $1,909,266,102
---------------------------------------------------------------------------------------------------
At end of year                                                $4,058,074,707         $2,839,989,116
---------------------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
---------------------------------------------------------------------------------------------------
At end of year                                                $      287,010         $      178,382
---------------------------------------------------------------------------------------------------

Statement of Cash Flows

Year Ended
December 31, 1999
Increase (Decrease) in Cash
-------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities --
  Purchase of interests in Senior Debt Portfolio                $(1,580,015,575)
  Withdrawal of interests in Senior Debt Portfolio                  573,740,887
  Operating expenses paid                                           (23,184,713)
-------------------------------------------------------------------------------
Net cash used for operating activities                          $(1,029,459,401)
-------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
  Proceeds from shares sold                                     $ 1,560,740,419
  Payments for shares repurchased                                  (422,947,770)
  Cash distributions paid (excluding reinvestments of
    distributions of $121,567,534)                                 (108,333,248)
-------------------------------------------------------------------------------
Net cash from financing activities                              $ 1,029,459,401
-------------------------------------------------------------------------------

Net increase in cash                                            $          --
-------------------------------------------------------------------------------

Cash at Beginning of year                                       $          --
-------------------------------------------------------------------------------

Cash at End of year                                             $          --
-------------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
-------------------------------------------------------------------------------
Net increase in net assets from operations                      $   199,387,697
Decrease in prepaid expenses                                            294,115
Decrease in payable to affiliate                                           (660)
Decrease in accrued expenses                                            (19,372)
Net increase in investments                                      (1,229,121,181)
-------------------------------------------------------------------------------
Net cash used for operating activities                          $(1,029,459,401)
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Prime Rate Reserves as of December 31, 1999

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                           Year Ended December 31,
                                          ---------------------------------------------------------------------------------------
                                           1999                 1998                1997               1996               1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period    $  9.980            $  9.990            $  9.990          $  10.010           $  10.020
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                     $  0.661            $  0.679            $  0.676           $  0.684           $   0.769
Net realized and unrealized gain (loss)     (0.090)             (0.009)                 --(1)          (0.021)              0.012
---------------------------------------------------------------------------------------------------------------------------------
Total income from operations              $  0.571            $  0.670            $  0.676           $  0.663           $   0.781
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                $ (0.661)           $ (0.680)           $ (0.676)          $ (0.683)          $  (0.770)
From net realized gain                        --                  --                  --                 --                (0.021)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       $ (0.661)           $ (0.680)           $ (0.676)          $ (0.683)          $  (0.791)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period          $  9.890            $  9.980            $  9.990           $  9.990           $  10.010
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                               5.90%               6.92%               6.98%              6.84%               8.10%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
  omitted)                              $4,058,075          $2,839,989          $1,909,266         $1,611,735          $1,092,186
Ratios (As a percentage of average
  daily net assets):
  Operating expenses(3)                       1.24%               1.29%               1.31%              1.35%               1.45%
  Interest expense(3)                         0.01%               0.01%               0.01%              0.04%               0.16%
  Net investment income                       6.66%               6.76%               6.76%              6.81%               7.57%

Portfolio Turnover of  the Trust(4)           --                  --                  --                 --                   5%

Portfolio Turnover of the Portfolio             64%                 56%                 81%                75%                 39%
---------------------------------------------------------------------------------------------------------------------------------

Leverage Analysis
---------------------------------------------------------------------------------------------------------------------------------
Average daily balance of debt outstanding
  during the year                         $   --              $   --              $   --             $   --         $ 9,688,000(5)
Average daily balance of shares outstanding
  during the year                         $   --              $   --              $   --             $   --         $62,118,000(5)
Average amount of debt per share during
  the year                                $   --              $   --              $   --             $   --         $     0.156(5)
---------------------------------------------------------------------------------------------------------------------------------

(1) Represents less then $0.001 per share.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Trust's share of the Portfolio's allocated expenses.
(4) Portfolio Turnover of the Trust represents the rate of portfolio activity for the period while the Trust was making investments directly in securities.
(5) The Leverage Analysis is for the period from January 1, 1995 to February 21, 1995, when the Trust transferred the commercial paper program to the Portfolio.

                                                  See notes to financial statements

Eaton Vance Prime Rate Reserves as of December 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Prime Rate Reserves (the Trust) is a non-diversified closed-end management investment company. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The Trust invests all of its investable assets in interests in the Senior Debt Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Trust. The value of the Trust's investment in the Portfolio reflects the Trust's proportionate interest in the net assets of the Portfolio (43.3%) at December 31, 1999. The performance of the Trust is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Trust's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Trust's net investment income consists of the Trust's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Trust determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Trust, for federal income tax purposes had a capital loss carryover of $16,649,722 which will expire on December 31, 2004 ($989,321), December 31, 2005 ($6,790,587) and December 31, 2007 ($8,869,814). These amounts will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax.

  D Other -- Investment transactions are accounted for on a trade-date basis.

  E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust or the Portfolio maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration.
  Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
  The Trust operates as an interval fund, meaning that it continuously accepts new shareholder investments but permits share repurchases (of at least 5%
  and up to 25% of its shares) at net asset value only once a quarter. It is a fundamental policy of the Trust (which may only be changed by shareholder vote) that the Trust will conduct repurchase offers ending on a date (fixed by the Trustees) in the months of February, May, August and November and the repurchase price will be determined no more than 14 days following the repurchase request deadline. Payment for all shares repurchased pursuant to these offers normally will be made not later that 7 days after the repurchase pricing date. Shareholders will be sent notification of each repurchase offer at least 21 days prior to the repurchase request deadline.
  An early withdrawal charge will be imposed on most shares accepted for repurchase which have been held less than four years (see Note 6). During the year ended December 31, 1999, the Trust made four repurchase offers as follows:
                               Repurchase                       Amount
   Repurchase                 Offer Amount                    Repurchased
   Request          -------------------------------   --------------------------
   Deadline              Shares          Amount          Shares        Amount
   -----------------------------------------------------------------------------
   Feb. 22, 1999        77,704,301   $  775,488,927     9,878,030   $ 98,582,323
   May 24, 1999         86,831,149      866,574,863    10,052,785    100,226,205
   Aug. 23, 1999        94,441,356      942,524,732    10,245,366    102,048,145
   Nov. 22, 1999       101,519,421    1,013,163,825    12,305,361    122,069,587
   -----------------------------------------------------------------------------
   Total               360,496,227   $3,597,752,347    42,481,542   $422,926,260
   -----------------------------------------------------------------------------
   All transactions in Trust shares were as follows:

                                                       Year Ended December 31,
                                                  ------------------------------
                                                          1999              1998
   -----------------------------------------------------------------------------

   Sales                                          158,048,938       113,321,814
   Issued to shareholders electing to receive
     payment of distributions in Trust shares      12,213,104         8,179,727
   Repurchases                                    (42,481,542)      (28,116,540)
   -----------------------------------------------------------------------------
   Net increase                                   127,780,500        93,385,001
   -----------------------------------------------------------------------------

4 Transactions with Affiliates
--------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Trust. Prior to May 1, 1999, an administration fee, computed at the monthly rate of 1/48 of 1% (0.25% per annum) of the average daily gross assets of the Portfolio attributable to the Trust, was paid to EVM for managing and administering business affairs of the Trust. Effective May 1, 1999, EVM has agreed to waive its administration fee as long as the distribution fee (Note 5) is being paid by the Trust. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (see Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Trust and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee.

  Certain officers and Trustees of the Trust and of the Portfolio are officers of the above organizations.

5 Distribution Plan
--------------------------------------------------------------------------------
  The Trust has in effect a distribution plan (the Plan) effective May 1, 1999 that allows the Trust to pay distribution fees for the sale and distribution of shares. The Plan requires the Trust to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, an amount equal to 0.70% (annually) of the Trust's average daily net assets, for providing ongoing distribution services and facilities to the Trust.

6 Early Withdrawal Charge
--------------------------------------------------------------------------------
  EVD compensates investment dealers for sales commissions at a rate of 3% of the purchase price of shares purchased through such dealers. EVD also pays additional compensation to each dealer ranging from 0.10% to 0.30% per annum of the value of Trust shares sold by such dealer that are outstanding for specified periods of time. An early withdrawal charge to recover distribution costs will be charged to repurchasing shareholders and paid to EVD in connection with most shares held for less than four years which are accepted by the Trust for repurchase. The early withdrawal charge is imposed at declining rates that begin at 3% in the case of repurchases in the first year after purchase, declining to 2.5%, 2%, 1% and 0% in the second, third and fourth year and thereafter, respectively. The early withdrawal charge will be imposed on those shares repurchased, the value of which exceeds the aggregate value at the time the repurchase is accepted of: (a) all shares in the account purchased more than four years prior to such acceptance, (b) all shares in the account acquired through reinvestment of distributions and (c) the increase, if any, in value of all other shares in the account (namely those purchased within the four years preceding the acceptance) over the purchase price of such shares. In determining whether an early withdrawal charge is payable, it is assumed that the acceptance of a repurchase offer is made from the earliest purchase of shares. The total early withdrawal charges received by EVD for the year ended December 31, 1999 amounted to approximately $4,761,000.

7 Investment Transactions
--------------------------------------------------------------------------------
  Increases and decreases in the Trust's investment in the Portfolio for the year ended December 31, 1999 aggregated $1,580,015,575 and $573,740,887, respectively.

Eaton Vance Prime Rate Reserves as of December 31, 1999

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders
of Eaton Vance Prime Rate Reserves:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Prime Rate Reserves (the Trust) as of December 31, 1999, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust at December 31, 1999, the results of its operations, its cash flows, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2000

Senior Debt Portfolio as of December 31, 1999

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)

Senior, Floating Rate Loan
Interests -- 86.0%(1)

Principal
Amount                Borrower/Tranche Description                   Value
-------------------------------------------------------------------------------
       Advertising -- 0.3%
-------------------------------------------------------------------------------

              Dimac Corporation
$  5,714,286  Term loan, maturing June 30, 2006                  $    5,714,286
   4,285,714  Term loan, maturing December 31, 2006                   4,285,714
              Lamar Media Corp.
  15,000,000  Term loan, maturing March 1, 2006                      15,000,000
              Outdoor Systems, Inc.
      75,000  Term loan, maturing June 30, 2004                          75,000
-------------------------------------------------------------------------------
                                                                 $   25,075,000
-------------------------------------------------------------------------------

Aerospace & Defense -- 1.5%
-------------------------------------------------------------------------------
              Aerostructures Corporation
$ 22,392,701  Term loan, maturing December 31, 2003              $   22,392,701
              Aircraft Braking Systems Corp.
  27,299,934  Term loan, maturing September 30, 2005                 27,299,934
              Dyncorp
  23,250,000  Term loan, maturing December 9, 2006                   23,250,000
              EG&G Technical Services, Inc.
  13,879,281  Term loan, maturing August 20, 2007                    13,879,281
              Fairchild Holdings Corporation
  17,381,616  Term loan, maturing April 30, 2006                     17,381,616
              Hexcel Corporation
  24,828,122  Term loan, maturing August 25, 2005                    24,828,122
              United Defense Industries, Inc.
   7,472,066  Term loan, maturing October 6, 2005                     7,472,066
   7,214,411  Term loan, maturing October 6, 2006                     7,214,411
-------------------------------------------------------------------------------
                                                                 $  143,718,131
-------------------------------------------------------------------------------
Air Freight & Couriers -- 0.4%
-------------------------------------------------------------------------------
              Evergreen International Aviation, Inc.
$ 18,001,181  Term loan, maturing April 30, 2002                 $   18,001,181
   6,805,902  Term loan, maturing May 31, 2003                        6,805,902
              Piedmont
   6,389,831  Term loan, maturing July 23, 2006                       6,389,831
   6,389,831  Term loan, maturing July 23, 2007                       6,389,831
-------------------------------------------------------------------------------
                                                                 $   37,586,745
-------------------------------------------------------------------------------
Airlines -- 0.2%
-------------------------------------------------------------------------------
              Continental Airlines, Inc.
$ 14,294,061  Term loan, maturing December 31, 2006              $   14,294,061
-------------------------------------------------------------------------------
                                                                 $   14,294,061
-------------------------------------------------------------------------------
Auto Components -- 4.1%
-------------------------------------------------------------------------------
              AAS Holdings, LLC
$  9,814,035  Term loan, maturing October 30, 2004               $    9,814,035
              Accuride Corporation
  23,037,500  Term loan, maturing January 21, 2006                   23,037,500
   5,635,000  Term loan, maturing January 21, 2007                    5,635,000
              American Axle & Manufacturing, Inc.
  24,000,000  Term loan, maturing April 30, 2006                     24,000,000
              American Bumper & MFG. Co.
   5,000,000  Term loan, maturing May 31, 2006                        5,000,000
              Cambridge Industries, Inc.
  25,480,000  Term loan, maturing June 30, 2005                      25,480,000
              Car Components Technologies, Inc.
     437,500  Revolving loan, maturing February 17, 2005                437,500
   5,893,910  Term loan, maturing February 17, 2005                   5,893,910
              Collins & Aikman
  21,709,675  Term loan, maturing June 30, 2005                      21,709,675
  13,250,000  Term loan, maturing June 30, 2006                      13,250,000
              Dura Operating Corp.
  24,000,000  Term loan, maturing March 31, 2006                     24,000,000
              Exide Corporation
  34,485,440  Term loan, maturing March 18, 2005                     34,485,440
              Federal-Mogul Corporation
  51,000,000  Term loan, maturing February 24, 2005                  51,000,000
              Insilco Corporation
   6,194,121  Term loan, maturing November 24, 2005                   6,194,121
              J.L. French Automotive Castings, Inc.
  11,842,105  Term loan, maturing November 30, 2006                  11,842,105
              Key Plastics, LLC.
  24,821,206  Term loan, maturing March 26, 2005                     24,821,206
              Keystone Automotive Operations, Inc.
  11,815,771  Term loan, maturing March 31, 2006                     11,815,771
              Lund Industries, Incorporated
   4,411,479  Term loan, maturing December 31, 2004                   4,411,479
   2,753,026  Term loan, maturing December 31, 2005                   2,753,026
              Oshkosh Truck Corporation
   2,810,578  Term loan, maturing March 31, 2005                      2,810,578
   2,810,578  Term loan, maturing March 31, 2006                      2,810,578
              Safelite Glass Corp.
   1,812,399  Term loan, maturing December 17, 2004                   1,585,849
   1,812,399  Term loan, maturing December 17, 2005                   1,585,849
              Stanadyne Automotive Corporation
   7,849,350  Term loan, maturing December 10, 2004                   7,849,350
              Tenneco Automotive
  16,250,000  Term loan, maturing December 31, 2007                  16,310,938
  16,250,000  Term loan, maturing December 31, 2008                  16,310,938
              Venture Holdings Trust
  33,830,000  Term loan, maturing April 1, 2005                      33,830,000
-------------------------------------------------------------------------------
                                                                 $  388,674,848
-------------------------------------------------------------------------------
Auto Rental -- 0.3%
-------------------------------------------------------------------------------
              Avis Rent A Car, Inc.
$ 14,500,000  Term loan, maturing June 30, 2006                  $   14,563,510
  14,500,000  Term loan, maturing June 30, 2007                      14,500,000
-------------------------------------------------------------------------------
                                                                 $   29,063,510
-------------------------------------------------------------------------------
Broadcast Media -- 3.6%
-------------------------------------------------------------------------------
              Bahakel Communications
$ 14,749,495  Term loan, maturing December 31, 2005              $   14,749,495
              Benedek Broadcasting Corporation
  33,000,000  Term loan, maturing November 20, 2007                  33,000,000
              Black Entertainment Television
  25,948,000  Term loan, maturing June 30, 2006                      25,948,000
              Chancellor Radio Broadcasting Company
     311,607  Term loan, maturing June 30, 2005                         311,607
              Comcorp Broadcasting, Inc.
   3,750,000  Term loan, maturing June 30, 2007                       3,750,000
              Corus Entertainment
  19,250,000  Term loan, maturing August 31, 2007                    19,250,000
              Cumulus Media, Inc.
   5,550,000  Term loan, maturing September 30, 2007                  5,550,000
   3,700,000  Term loan, maturing February 28, 2008                   3,700,000
              Discovery Communications, Inc.
  30,000,000  Term loan, maturing May 13, 2004                       30,000,000
              Emmis Broadcasting Corporation
  40,000,000  Term loan, maturing February 28, 2007                  40,000,000
              Gray Communications Systems
  12,750,000  Term loan, maturing December 31, 2005                  12,750,000
              Lin Television Corp.
  44,700,147  Term loan, maturing March 31, 2007                     44,700,147
              Sinclair Broadcast Group, Inc.
  40,229,885  Term loan, maturing December 31, 2004                  40,229,885
   2,089,654  Revolving loan, maturing August 15, 2005                2,089,654
              Spartan Communications, Inc.
  12,343,750  Term loan, maturing June 30, 2005                      12,343,750
              Susquehanna Media Co.
  20,000,000  Term loan, maturing June 30, 2008                      20,000,000
              TLMD Aquisition Co.
  29,000,000  Term loan, maturing March 31, 2007                     29,000,000
              White Knight Broadcasting, Inc.
   3,750,000  Term loan, maturing June 30, 2007                       3,750,000
-------------------------------------------------------------------------------
                                                                 $  341,122,538
-------------------------------------------------------------------------------
Cable Television -- 6.5%
-------------------------------------------------------------------------------
              Benchmark Genesis, LLC
$  8,000,000  Term loan, maturing September 30, 2007             $    8,000,000
              Bresnan Telecommunications Co., LLC
  29,550,000  Term loan, maturing January 29, 2008                   29,550,000
              CC Michigan/CC New England, LLC
  17,000,000  Term loan, maturing June 30, 2008                      17,000,000
              Charter Communications Operating, LLC
 189,750,000  Term loan, maturing March 18, 2008                    189,750,000
              Charter Communications VI
  10,000,000  Term loan, maturing June 30, 2008                      10,000,000
              Chelsea Communications, Inc.
  21,644,924  Term loan, maturing December 31, 2004                  21,644,924
              Classic Cable, Inc.
  12,000,000  Term loan, maturing October 31, 2007                   12,000,000
   8,500,000  Term loan, maturing October 31, 2008                    8,500,000
              Falcon Holding Group, L.P.
  14,349,057  Term loan, maturing June 29, 2007                      14,349,057
  61,599,591  Term loan, maturing December 31, 2007                  61,599,591
              Frontiervision Operating Partners, L.P.
  54,403,462  Term loan, maturing March 31, 2006                     54,403,462
              Insight Kentucky Partners I, L.P.
  67,750,000  Term loan, maturing April 30, 2008                     67,750,000
              Mediacom USA, LLC
   8,500,000  Revolving loan, maturing September 30, 2008             8,500,000
              RCN Corporation
  28,000,000  Term loan, maturing June 30, 2007                      28,000,000
              UCA Corp.
  75,000,000  Term loan, maturing May 15, 2007                       75,000,000
-------------------------------------------------------------------------------
                                                                 $  606,047,034
-------------------------------------------------------------------------------
Casinos & Gaming -- 1.0%
-------------------------------------------------------------------------------
              Alliance Gaming Corporation
$ 13,460,130  Term loan, maturing January 31, 2005               $   13,460,130
   5,623,528  Term loan, maturing July 31, 2005                       5,623,528
              Aztar Corporation
  18,905,000  Term loan, maturing June 30, 2005                      18,905,000
              Boyd Gaming Corporation
   3,000,874  Term loan, maturing June 15, 2003                       3,000,874
  23,937,500  Term loan, maturing June 15, 2005                      23,937,500
              Horseshoe Gaming Holding Corp.
  18,952,500  Revolving loan, maturing September 30, 2006            18,952,500
              Mikohn Gaming Corporation
  10,000,000  Term loan, maturing April 1, 2004                      10,000,000
-------------------------------------------------------------------------------
                                                                 $   93,879,532
-------------------------------------------------------------------------------
Chemicals -- 3.8%
-------------------------------------------------------------------------------
              AOC, LLC
$ 21,615,322  Term loan, maturing September 30, 2006             $   21,615,322
              Arteva B.V. (Kosa)
   4,978,629  Term loan, maturing December 31, 2005                   4,978,629
  22,612,402  Term loan, maturing December 31, 2006                  22,612,402
              Foamex L.P.
   4,511,111  Revolving loan, maturing June 30, 2003                  4,511,111
      36,907  Term loan, maturing June 30, 2003                          36,907
   7,805,428  Term loan, maturing June 30, 2005                       7,805,428
   7,095,843  Term loan, maturing June 30, 2006                       7,095,843
   6,877,500  Term loan, maturing December 31, 2006                   6,877,500
              Georgia Gulf Corporation
  22,000,000  Term loan, maturing December 31, 2006                  22,000,000
              Huntsman Corporation
   1,307,993  Term loan, maturing September 30, 2003                  1,307,993
  14,482,577  Term loan, maturing December 31, 2004                  14,482,577
   6,113,660  Term loan, maturing December 31, 2005                   6,113,660
              Huntsman ICI Chemicals LLC
  31,375,000  Term loan, maturing June 30, 2007                      31,531,875
  31,375,000  Term loan, maturing June 30, 2008                      31,531,875
              Lyondell Petrochemical Company
  23,807,304  Term loan, maturing June 30, 2003                      23,844,681
  57,540,125  Term loan, maturing June 30, 2007                      58,834,778
              Polymer Group, Inc.
  41,370,434  Term loan, maturing December 20, 2005                  41,370,434
              Sterling Pulp Chemicals (Sask) Ltd.
   6,278,381  Term loan, maturing June 30, 2005                       6,278,381
              Sybron Chemicals Inc.
  18,913,816  Term loan, maturing July 31, 2004                      18,913,816
              The Zeneca Specialties Business
   2,965,969  Term loan, maturing June 30, 2007                       2,965,969
   9,886,563  Term loan, maturing June 30, 2008                       9,886,563
              Vinings Industries, Inc.
   8,059,620  Term loan, maturing March 31, 2005                      8,059,620
-------------------------------------------------------------------------------
                                                                 $  352,655,364
-------------------------------------------------------------------------------
Coal -- 1.1%
-------------------------------------------------------------------------------
              Arch Western Resources, LLC
$ 50,000,000  Term loan, maturing May 31, 2003                   $   50,000,000
              P&L Coal Holdings Corporation
  47,230,769  Term loan, maturing June 30, 2006                      47,230,769
              Quaker Coal Company
   9,836,515  Term loan, maturing June 30, 2006                       9,344,689
-------------------------------------------------------------------------------
                                                                 $  106,575,458
-------------------------------------------------------------------------------
Commercial Services -- 4.8%
-------------------------------------------------------------------------------
              Advanstar Communications Inc.
$ 18,648,273  Term loan, maturing April 30, 2005                 $   18,648,273
   8,133,003  Term loan, maturing June 30, 2007                       8,133,003
              American Floral Services, Inc.
   4,666,667  Term loan, maturing June 30, 2004                       4,666,667
              American Marketing Industries, Inc.
     795,000  Term loan, maturing August 31, 2001                       795,000
   5,386,194  Term loan, maturing November 30, 2002                   5,386,194
   6,418,500  Term loan, maturing November 30, 2003                   6,418,500
   6,579,274  Term loan, maturing November 30, 2004                   6,579,274
   5,403,750  Term loan, maturing November 16, 2005                   5,403,750
              Anthony Crane Rental, L.P.
  18,914,975  Term loan, maturing July 20, 2006                      18,914,975
              Brickman Holdings Corp
   7,614,573  Term loan, maturing January 14, 2006                    7,614,573
              Building One Services Corporation
   9,925,000  Term loan, maturing April 30, 2004                      9,925,000
              Caterair International Corporation
  39,428,519  Term loan, maturing March 1, 2007                      39,428,519
              Environmental Systems Products Hldgs, Inc.
     962,222  Revolving loan, maturing September 30, 2004               962,222
   3,461,111  Term loan, maturing September 30, 2004                  3,461,111
  17,820,000  Term loan, maturing September 30, 2005                 17,820,000
              Erickson Air-Crane Co.
   8,724,628  Term loan, maturing December 31, 2004                   8,724,628
              Metokote Corporation
   9,500,000  Term loan, maturing November 2, 2005                    9,500,000
              MSX International, Inc.
  23,000,000  Term loan, maturing December 31, 2006                  23,000,000
              Nationsrent, Inc.
  29,250,000  Term loan, maturing September 30, 2006                 29,250,000
              Omni Services, Inc.
  26,373,806  Term loan, maturing October 30, 2005                   26,373,806
              PSI Acquisition Corporation
  15,895,951  Term loan, maturing September 30, 2003                 15,895,951
              Safety-Kleen Services, Inc.
   1,759,043  Revolving loan, maturing April 3, 2004                  1,759,043
   1,907,364  Term loan, maturing April 3, 2004                       1,907,364
  34,091,958  Term loan, maturing April 3, 2005                      34,091,958
  34,091,958  Term loan, maturing April 3, 2006                      34,091,958
              SC International Services, Inc.
  22,179,857  Term loan, maturing March 1, 2007                      22,179,857
              Tartan Textile Services, Inc.
  10,900,000  Term loan, maturing April 30, 2005                     10,900,000
              United Rentals, Inc.
  18,313,750  Term loan, maturing June 30, 2005                      18,313,750
  30,938,750  Term loan, maturing June 30, 2006                      30,938,750
   5,000,000  Term loan, maturing June 30, 2007                       5,000,000
              Volume Services, Inc.
  23,439,426  Term loan, maturing December 31, 2002                  23,439,426
-------------------------------------------------------------------------------
                                                                 $  449,523,552
-------------------------------------------------------------------------------
Communications Equipment -- 2.0%
-------------------------------------------------------------------------------
              Amphenol Corporation
$ 37,198,701  Term loan, maturing May 19, 2006                   $   37,198,701
              Communications & Power Industries, Inc.
     988,763  Term loan, maturing August 11, 2000                       988,763
   7,937,809  Term loan, maturing August 12, 2002                     7,937,809
              Communications Instruments
  11,940,000  Term loan, maturing March 15, 2004                     11,940,000
              Dynatech Corporation
  10,384,789  Term loan, maturing March 31, 2005                     10,384,789
  10,384,789  Term loan, maturing March 31, 2006                     10,384,789
  10,384,789  Term loan, maturing March 31, 2007                     10,384,789
              General Cable Corporation
  24,603,906  Term loan, maturing May 31, 2007                       24,603,906
              Mitel Corporation
   8,623,128  Term loan, maturing December 12, 2003                   8,623,128
              Superior Telecom, Inc.
     373,793  Revolving loan, maturing November 27, 2005                373,793
  28,861,717  Term loan, maturing November 27, 2005                  28,861,717
              Telex Communications, Inc.
   4,745,333  Term loan, maturing November 6, 2004                    4,745,333
              TriPoint Global Communications, Inc. (Prodelin)
   8,454,383  Term loan, maturing May 31, 2006                        8,454,383
              Viasystems, Inc.
   3,890,909  Term loan, maturing June 30, 2004                       3,890,909
   5,914,286  Term loan, maturing March 31, 2004                      5,914,286
  16,387,973  Term loan, maturing June 30, 2005                      16,387,973
-------------------------------------------------------------------------------
                                                                 $  191,075,065
-------------------------------------------------------------------------------
Computer Software & Services -- 0.9%
-------------------------------------------------------------------------------
              Bridge Information Systems America
$  8,250,000  Term loan, maturing May 29, 2004                   $    8,250,000
   8,932,556  Term loan, maturing May 29, 2005                        8,932,556
              Computer Associates International, Inc.
  40,000,000  Term loan, maturing June 24, 2003                      40,000,000
              Decisionone Corporation*
   5,694,000  Revolving loan, maturing August 7, 2003                 2,505,360
     155,262  Term loan, maturing August 7, 2003                         68,315
   2,374,991  Term loan, maturing August 7, 2005                      1,044,996
              Paul G. Allen
  25,000,000  Term loan, maturing June 10, 2003                      25,000,000
-------------------------------------------------------------------------------
                                                                 $   85,801,227
-------------------------------------------------------------------------------
Computers & Peripherals -- 0.3%
-------------------------------------------------------------------------------
              Genicom Corporation*
$ 13,881,709  Term loan, maturing September 5, 2004              $    8,329,026
              Titan Corporation
  21,890,000  Term loan, maturing June 9, 2005                       21,890,000
-------------------------------------------------------------------------------
                                                                 $   30,219,026
-------------------------------------------------------------------------------
Construction & Engineering -- 0.3%
-------------------------------------------------------------------------------
              International Technology Corporation
$  9,803,123  Term loan, maturing June 11, 2006                  $    9,803,123
              URS Corporation
   8,478,750  Term loan, maturing June 9, 2006                        8,478,750
   8,478,750  Term loan, maturing June 9, 2007                        8,478,750
-------------------------------------------------------------------------------
                                                                 $   26,760,623
-------------------------------------------------------------------------------
Construction Materials -- 0.7%
-------------------------------------------------------------------------------
              Dal-Tile Group, Inc
$  4,198,513  Revolving loan, maturing December 31, 2002         $    4,198,513
   9,664,097  Term loan, maturing December 31, 2002                   9,664,097
              National Gypsum Company
      83,439  Term loan, maturing September 20, 2003                     83,439
              Reliant Building Products, Inc.
  11,519,231  Term loan, maturing March 31, 2004                     11,058,462
              Tapco International Corporation
   5,340,774  Term loan, maturing June 23, 2006                       5,340,774
   4,738,125  Term loan, maturing June 23, 2007                       4,738,125
   3,241,875  Term loan, maturing June 23, 2008                       3,241,875
              Truseal Technologies, Inc.
   7,189,319  Term loan, maturing July 1, 2004                        7,189,319
              Trussway Industries, Inc.
  14,000,000  Term loan, maturing December 31, 2006                  14,000,000
              U.S. Aggregates, Inc.
   7,733,929  Term loan, maturing March 31, 2006                      7,733,929
-------------------------------------------------------------------------------
                                                                 $   67,248,533
-------------------------------------------------------------------------------
Containers & Packaging - Metal & Glass -- 1.0%
-------------------------------------------------------------------------------
              Ball Corporation
$ 24,725,000  Term loan, maturing March 10, 2006                 $   24,725,000
              Consolidated Container Holdings LLC
  26,865,000  Term loan, maturing June 30, 2007                      26,865,000
              Graham Packaging Company
  10,157,928  Term loan, maturing January 31, 2006                   10,157,928
  10,910,207  Term loan, maturing January 31, 2007                   10,910,207
   5,946,219  Term loan, maturing January 31, 2007                    5,946,219
              Silgan Holdings Inc.
  19,723,569  Term loan, maturing June 30, 2005                      19,723,569
-------------------------------------------------------------------------------
                                                                 $   98,327,923
-------------------------------------------------------------------------------
Containers & Packaging - Paper -- 2.5%
-------------------------------------------------------------------------------
              ACX Technologies, Inc.
$ 10,000,000  Term loan, maturing April 30, 2000                 $   10,000,000
  22,343,750  Term loan, maturing August 3, 2000                     22,343,750
              Blue Ridge Paper Products, Inc.
  10,348,316  Term loan, maturing March 31, 2006                     10,348,316
              Gaylord Container Corporation
  12,850,000  Term loan, maturing June 19, 2004                      12,850,000
              Impaxx, Inc.
   2,466,667  Term loan, maturing December 31, 2005                   2,466,667
   5,500,000  Term loan, maturing December 31, 2005                   5,500,000
              Jefferson Smurfit Corporation
  17,187,500  Term loan, maturing March 31, 2005                     17,058,594
   9,008,333  Term loan, maturing March 24, 2006                      9,053,375
              Packaging Corporation Of America
   3,219,008  Term loan, maturing March 31, 2006                      3,219,008
  16,339,800  Term loan, maturing March 31, 2007                     16,339,800
  16,339,800  Term loan, maturing March 31, 2008                     16,339,800
              Packaging Dynamics, LLC
  16,862,583  Term loan, maturing November 20, 2008                  16,862,583
              RIC Holding, Inc.
   9,351,047  Revolving loan, maturing February 28, 2003              8,977,005
  27,066,802  Term loan, maturing February 28, 2003                  27,066,802
  10,301,897  Term loan, maturing February 28, 2004                  10,347,019
   4,081,479  Term loan, maturing August 28, 2004                     4,099,356
              Stone Container Corporation
     664,395  Revolving loan, maturing October 1, 2003                  657,751
  31,625,381  Term loan, maturing October 1, 2003                    31,743,976
              Stronghaven, Inc.
   9,146,375  Term loan, maturing May 15, 2004                        8,780,520
   2,376,779  Term loan, maturing May 15, 2004                        2,281,708
-------------------------------------------------------------------------------
                                                                 $  236,336,030
-------------------------------------------------------------------------------
Containers & Packaging - Plastics -- 1.3%
-------------------------------------------------------------------------------
              Huntsman Packaging Corp.
$ 25,764,596  Term loan, maturing June 30, 2006                  $   25,764,596
              Impac Group, Inc.
  14,812,500  Term loan, maturing June 30, 2005                      14,812,500
              IPC, Inc.
  39,599,844  Term loan, maturing September 30, 2004                 39,599,844
              LLS Corp.
   9,500,000  Term loan, maturing July 31, 2006                       9,500,000
              Mediapak Holdings, LLC
   7,462,324  Term loan, maturing December 31, 2005                   7,462,324
   7,462,324  Term loan, maturing December 31, 2006                   7,462,324
              Tekni-Plex, Inc.
  17,822,026  Term loan, maturing March 31, 2006                     17,822,026
-------------------------------------------------------------------------------
                                                                 $  122,423,614
-------------------------------------------------------------------------------
Educational Services -- 0.4%
-------------------------------------------------------------------------------
              Kindercare Learning Centers, Inc.
$  8,301,621  Term loan, maturing February 13, 2006              $    8,301,621
              La Petite Academy, Inc.
   4,843,750  Term loan, maturing May 11, 2005                        4,843,750
              Language Line, LLC
  12,967,500  Term loan, maturing March 31, 2006                     12,967,500
              Weekly Reader Corporation
  14,713,125  Term loan, maturing September 30, 2007                 14,713,125
-------------------------------------------------------------------------------
                                                                 $   40,825,996
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.8%
-------------------------------------------------------------------------------
              Gentek, Inc.
$ 21,890,000  Term loan, maturing April 30, 2007                 $   21,890,000
              Juno Lighting, Inc.
  16,704,000  Term loan, maturing November 30, 2006                  16,704,000
              Knowles Electronics, Inc.
  13,500,000  Term loan, maturing June 29, 2007                      13,500,000
              Packard Bioscience Company
  16,752,268  Term loan, maturing March 31, 2002                     16,752,268
              Stoneridge
   8,947,406  Term loan, maturing December 31, 2005                   8,947,406
-------------------------------------------------------------------------------
                                                                 $   77,793,674
-------------------------------------------------------------------------------
Entertainment -- 3.6%
-------------------------------------------------------------------------------
              AMF Bowling Worldwide, Inc.
$  7,757,014  Term loan, maturing March 31, 2002                 $    7,757,014
   6,560,623  Term loan, maturing March 31, 2003                      6,560,623
   5,949,543  Term loan, maturing March 31, 2004                      5,949,543
              Amfac Resorts, Inc.
   4,900,000  Term loan, maturing September 30, 2003                  4,900,000
   4,900,000  Term loan, maturing September 30, 2004                  4,900,000
              Blockbuster Entertainment Corp.
     245,714  Revolving loan, maturing July 1, 2004                     245,714
  69,615,385  Term loan, maturing July 1, 2004                       69,615,385
              Fitness Holdings Worldwide, Inc.
   4,500,000  Term loan, maturing November 2, 2006                    4,500,000
   4,500,000  Term loan, maturing November 2, 2007                    4,500,000
              Interval International Corp.
  11,698,751  Term loan, maturing December 16, 2005                  11,698,751
  11,698,750  Term loan, maturing December 16, 2006                  11,698,750
              KSL Recreation Group, Inc.
   2,301,608  Revolving loan, maturing April 30, 2005                 2,301,608
  12,952,019  Term loan, maturing April 30, 2005                     12,952,019
  12,952,019  Term loan, maturing April 30, 2006                     12,952,019
              Metro-Goldwyn-Mayer Studios Inc.
      70,000  Revolving loan, maturing December 31, 2005                 70,000
   2,000,000  Term loan, maturing December 31, 2005                   2,000,000
  20,000,000  Term loan, maturing March 31, 2004                     20,000,000
              Minnesota Vikings Holdings, Inc.
   8,000,000  Term loan, maturing February 12, 2004                   8,000,000
              Panavision, Inc.
  22,885,000  Term loan, maturing March 31, 2005                     22,885,000
              Pebble Beach Company
  21,721,972  Term loan, maturing July 30, 2006                      21,721,972
              PEI Holdings, Inc.
  12,800,000  Term loan, maturing December 31, 2005                  12,800,000
              SFX Entertainment, Inc
  47,000,000  Term loan, maturing June 30, 2006                      47,000,000
              Six Flags Theme Parks Inc.
  42,750,000  Term loan, maturing September 30, 2005                 42,750,000
-------------------------------------------------------------------------------
                                                                 $  337,758,398
-------------------------------------------------------------------------------
Environmental Services -- 1.2%
-------------------------------------------------------------------------------
              Allied Waste Industries, Inc.
$ 49,022,727  Term loan, maturing July 30, 2006                  $   47,797,159
  59,477,273  Term loan, maturing July 30, 2007                      57,990,341
              Philips Environmental Services*
   6,334,755  Term loan, maturing August 12, 2002                     3,167,378
              Stericycle, Inc.
   5,250,000  Term loan, maturing November 10, 2006                   5,250,000
-------------------------------------------------------------------------------
                                                                 $  114,204,878
-------------------------------------------------------------------------------
Financials -- 0.2%
-------------------------------------------------------------------------------
              Altamira Management Ltd.
$ 10,749,282  Term loan, maturing September 30, 2004             $   10,749,282
              TRG Holding Corporation
   6,225,000  Term loan, maturing January 7, 2003                     6,225,000
-------------------------------------------------------------------------------
                                                                 $   16,974,282
-------------------------------------------------------------------------------
Food, Beverages & Tobacco -- 3.6%
-------------------------------------------------------------------------------
              Aurora Foods, Inc.
$  2,000,000  Term loan, maturing September 30, 2005             $    2,000,000
  44,903,378  Term loan, maturing September 30, 2006                 44,903,378
              B&G Foods, Inc.
   9,750,000  Term loan, maturing March 31, 2006                      9,750,000
              Del Monte Corporation
   3,966,459  Term loan, maturing March 31, 2003                      3,966,459
  32,999,621  Term loan, maturing March 31, 2005                     32,999,621
              Domino's Inc.
  12,957,310  Term loan, maturing December 21, 2006                  12,989,703
  12,970,815  Term loan, maturing December 21, 2007                  13,003,242
              Eagle Family Foods, Inc
   8,349,317  Term loan, maturing August 31, 2005                     8,349,317
  12,403,571  Term loan, maturing December 31, 2005                  12,403,571
              Fleming Companies, Inc.
   1,926,824  Revolving loan, maturing July 25, 2004                  1,926,824
  23,645,797  Term loan, maturing July 25, 2004                      23,645,797
              International Home Foods, Inc.
     516,787  Revolving loan, maturing March 31, 2003                   516,787
   1,694,855  Term loan, maturing March 31, 2003                      1,694,855
  13,979,432  Term loan, maturing September 30, 2005                 13,979,432
  24,367,117  Term loan, maturing September 30, 2006                 24,367,117
              New World Pasta
   8,866,333  Term loan, maturing January 28, 2006                    8,866,333
              Pabst Brewing Company
   8,340,317  Term loan, maturing April 30, 2004                      8,340,317
              Purina Mills, Inc.
  22,892,764  Term loan, maturing March 12, 2007                     22,205,981
              Southern Foods Group, L.P.
   8,204,014  Term loan, maturing February 28, 2006                   8,204,014
              Specialty Foods Corporation
  10,717,944  Revolving loan, maturing January 31, 2000              10,717,944
  18,338,905  Term loan, maturing January 31, 2000                   18,338,905
              Specialty Foods Master Trust
  16,000,000  Term loan, maturing December 15, 2001                  16,000,000
              Triarc Companies, Inc.
  10,675,145  Term loan, maturing March 1, 2006                      10,721,902
  26,047,355  Term loan, maturing March 31, 2006                     26,161,442
-------------------------------------------------------------------------------
                                                                 $  336,052,941
-------------------------------------------------------------------------------
Funeral Service -- 0.4%
-------------------------------------------------------------------------------
              Cornerstone Family Services, Inc.
$  9,974,874  Term loan, maturing March 31, 2007                 $    9,974,874
              Prime Succession, Inc.
  15,466,667  Term loan, maturing August 1, 2003                     15,466,667
              Rose Hills Company
   9,535,132  Term loan, maturing December 1, 2003                    9,535,132
-------------------------------------------------------------------------------
                                                                 $   34,976,673
-------------------------------------------------------------------------------
Health Care - Equipment & Supplies -- 3.0%
-------------------------------------------------------------------------------
              Charles River Laboratories, Inc.
$ 17,705,625  Term loan, maturing October 13, 2007               $   17,705,625
              Circon Corporation
  10,000,000  Term loan, maturing October 31, 2006                   10,000,000
              Conmed Corporation
  17,411,161  Term loan, maturing December 30, 2004                  17,411,161
   2,250,000  Term loan, maturing December 31, 2005                   2,250,000
              Dade Behring Holdings, Inc.
   8,457,500  Term loan, maturing June 30, 2005                       8,478,644
   8,457,500  Term loan, maturing June 30, 2006                       8,478,644
              Fisher Scientific International Inc
  21,342,707  Term loan, maturing January 21, 2007                   21,342,707
              Hanger Orthopedic Group, Inc
  20,500,000  Term loan, maturing December 31, 2006                  20,500,000
              Imed Corporation
   6,408,000  Term loan, maturing November 30, 2002                   6,408,000
   6,229,031  Term loan, maturing November 30, 2003                   6,229,031
   6,229,031  Term loan, maturing November 30, 2004                   6,229,031
   9,742,700  Term loan, maturing May 31, 2005                        9,742,700
              Kinetic Concepts, Inc.
   2,481,013  Term loan, maturing December 31, 2004                   2,481,013
   2,481,013  Term loan, maturing December 31, 2005                   2,481,013
              Leiner Health Products Inc.
  11,204,293  Term loan, maturing December 30, 2004                  11,204,293
   6,843,775  Term loan, maturing December 30, 2005                   6,843,775
              Maxxim Medical, Inc.
   5,000,000  Term loan, maturing October 31, 2007                    5,000,000
   5,000,000  Term loan, maturing October 31, 2008                    5,000,000
              Nutramax Products, Inc.*
  11,905,985  Term loan, maturing September 19, 2005                 10,120,087
              Quest Diagnostics, Inc.
  10,660,000  Term loan, maturing August 16, 2005                    10,660,000
   9,840,000  Term loan, maturing August 16, 2006                     9,840,000
              Stryker Corporation
  20,755,896  Term loan, maturing December 10, 2005                  20,807,786
  29,316,061  Term loan, maturing December 10, 2006                  29,389,351
              Sybron International Corporation
  20,600,000  Term loan, maturing July 31, 2004                      20,600,000
              WGL Acquisition Corp.
  13,894,113  Term loan, maturing July 10, 2004                      13,894,113
-------------------------------------------------------------------------------
                                                                 $  283,096,974
-------------------------------------------------------------------------------
Health Care - Providers & Services -- 2.9%
-------------------------------------------------------------------------------
              Community Health Systems, Inc.
$ 13,245,518  Term loan, maturing December 31, 2003              $   13,245,518
  13,245,518  Term loan, maturing December 31, 2004                  13,245,518
  16,616,082  Term loan, maturing December 31, 2005                  16,616,082
              Concentra Managed Care, Inc.
   9,950,000  Term loan, maturing December 31, 2005                   9,950,000
   4,975,000  Term loan, maturing December 31, 2006                   4,975,000
              Extendicare Health Services, Inc.
  15,666,630  Term loan, maturing December 31, 2004                  14,883,299
              FHC Health Systems, Inc.
   9,108,781  Term loan, maturing April 30, 2005                      9,108,781
   9,108,781  Term loan, maturing April 30, 2006                      9,108,781
              Genesis Health Ventures, Inc.
   6,154,974  Term loan, maturing September 30, 2004                  4,800,880
   6,128,747  Term loan, maturing June 1, 2005                        4,780,423
              Integrated Health Services, Inc.*
  32,422,500  Term loan, maturing September 15, 2003                 15,643,856
  19,650,000  Term loan, maturing December 31, 2005                   9,481,125
              Magellan Health Services, Inc.
  14,943,278  Term loan, maturing February 12, 2005                  14,943,278
  14,943,278  Term loan, maturing February 12, 2006                  14,943,278
              Mariner Post-Acute Network (f/k/a Paragon)*
  16,766,560  Term loan, maturing March 31, 2005                      8,383,280
  16,766,560  Term loan, maturing March 31, 2006                      8,383,280
              Mediq/PRN Life Support Services, Inc.
  15,920,000  Term loan, maturing May 29, 2006                       15,920,000
              National Medical Care, Inc.
  27,695,000  Term loan, maturing September 30, 2003                 27,695,000
              Sun Healthcare Group, Inc.*
   2,611,093  Revolving loan, maturing October 9, 2005                1,631,933
   4,246,214  Term loan, maturing October 9, 2004                     2,653,883
   7,150,075  Term loan, maturing October 9, 2005                     4,468,796
              Team Health
   3,826,667  Term loan, maturing March 12, 2006                      3,826,667
              The Multicare Companies Inc.
   6,312,359  Term loan, maturing September 30, 2004                  4,923,640
   2,093,384  Term loan, maturing June 1, 2005                        1,632,840
              Total Renal Care Holdings, Inc.
  42,140,000  Term loan, maturing March 31, 2008                     38,768,800
-------------------------------------------------------------------------------
                                                                 $  274,013,938
-------------------------------------------------------------------------------
Hotels -- 1.7%
-------------------------------------------------------------------------------
              Allegro Resorts Corporation
$ 19,600,000  Term loan, maturing February 11, 2005              $   19,600,000
              Extended Stay America
   2,340,000  Revolving loan, maturing December 31, 2002              2,340,000
   6,500,000  Term loan, maturing December 31, 2002                   6,500,000
   9,900,000  Term loan, maturing December 31, 2003                   9,900,000
              Starwood Hotels & Resorts
  78,000,000  Term loan, maturing February 23, 2003                  78,000,000
              Wyndham International, Inc.
  13,000,000  Term loan, maturing June 30, 2004                      12,870,000
  34,000,000  Term loan, maturing June 30, 2006                      34,000,000
-------------------------------------------------------------------------------
                                                                 $  163,210,000
-------------------------------------------------------------------------------
Household Furnishings & Appliances -- 2.2%
-------------------------------------------------------------------------------
              Furniture Brands International, Inc.
$ 41,725,000  Term loan, maturing June 27, 2007                  $   41,725,000
              Goodman Manufacturing Company, L.P.
   7,875,521  Term loan, maturing September 30, 2003                  7,875,521
  47,007,588  Term loan, maturing July 31, 2005                      47,007,588
              Home Interiors & Gifts, Inc.
  34,642,862  Term loan, maturing June 30, 2006                      34,642,862
              Sealy Mattress Company
  18,404,349  Term loan, maturing December 15, 2004                  18,404,349
  13,260,645  Term loan, maturing December 15, 2005                  13,260,645
  16,947,460  Term loan, maturing December 15, 2006                  16,947,460
              Simmons Company
   6,639,305  Term loan, maturing October 30, 2005                    6,639,305
  10,828,425  Term loan, maturing October 30, 2006                   10,828,425
              The Boyds Collection, Ltd.
   5,000,000  Term loan, maturing April 21, 2005                      5,000,000
   3,541,667  Term loan, maturing April 21, 2006                      3,541,667
-------------------------------------------------------------------------------
                                                                 $  205,872,822
-------------------------------------------------------------------------------
Household Products -- 1.4%
-------------------------------------------------------------------------------
              BMK, Inc.
$  5,380,848  Term loan, maturing June 30, 2004                  $    5,380,848
              Corning Consumer Products Company
   7,920,000  Term loan, maturing October 9, 2006                     7,920,000
              Desa International, Inc.
   7,200,000  Term loan, maturing November 30, 2004                   7,200,000
              Diamond Brands Operating Corp.
   1,791,136  Term loan, maturing March 31, 2005                      1,791,136
  11,277,546  Term loan, maturing March 31, 2006                     11,277,546
              Polaroid Corporation
  16,785,714  Revolving loan, maturing December 31, 2001             16,785,714
              Samsonite Corporation
   5,524,670  Term loan, maturing June 24, 2005                       5,524,670
              Shop Vac Corporation
  13,000,000  Term loan, maturing June 30, 2007                      13,000,000
              The Imperial Decor Home Group, Inc.
  10,692,889  Term loan, maturing March 12, 2005                      9,088,956
   6,225,637  Term loan, maturing March 12, 2006                      5,291,791
              The Scotts Company
   8,610,068  Term loan, maturing June 30, 2006                       8,610,068
   8,291,411  Term loan, maturing June 30, 2007                       8,291,411
              United Industries Corporation
  21,715,025  Term loan, maturing January 20, 2006                   21,715,025
              Werner Holding Co.
   8,039,597  Term loan, maturing November 30, 2004                   8,039,597
   4,851,000  Term loan, maturing November 30, 2005                   4,851,000
-------------------------------------------------------------------------------
                                                                 $  134,767,762
-------------------------------------------------------------------------------
Insurance -- 0.6%
-------------------------------------------------------------------------------
              Acordia, Inc.
$ 22,613,377  Term loan, maturing December 31, 2004              $   22,613,377
              Willis Corroon Corporation
  11,155,000  Term loan, maturing February 19, 2007                  11,155,000
  12,837,500  Term loan, maturing February 19, 2008                  12,837,500
  12,837,500  Term loan, maturing August 19, 2008                    12,837,500
-------------------------------------------------------------------------------
                                                                 $   59,443,377
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.2%
-------------------------------------------------------------------------------
              AMSCAN Holdings, Inc.
$  8,285,454  Term loan, maturing December 31, 2004              $    8,285,454
              Hedstrom Corporation
   5,324,234  Term loan, maturing June 30, 2003                       5,324,234
   2,025,597  Term loan, maturing June 30, 2005                       2,025,597
-------------------------------------------------------------------------------
                                                                 $   15,635,285
-------------------------------------------------------------------------------
Machinery -- 0.9%
-------------------------------------------------------------------------------
              Chart Industries, Inc.
$ 19,950,000  Term loan, maturing March 31, 2006                 $   19,950,000
              Citation Corporation
  13,500,000  Term loan, maturing December 1, 2007                   13,500,000
              Numatics, Incorporated
   1,777,117  Term loan, maturing March 19, 2004                      1,777,117
   3,377,068  Term loan, maturing September 19, 2005                  3,377,068
              Terex Corporation
  12,242,718  Term loan, maturing March 31, 2005                     12,242,718
  15,000,000  Revolving loan, maturing March 31, 2007                15,000,000
              Thermadyne MFG LLC
   2,962,500  Term loan, maturing May 22, 2004                        2,962,500
   8,857,575  Term loan, maturing May 22, 2005                        8,857,575
   8,857,575  Term loan, maturing May 22, 2006                        8,857,575
-------------------------------------------------------------------------------
                                                                 $   86,524,553
-------------------------------------------------------------------------------
Manufacturing -- 2.4%
-------------------------------------------------------------------------------
              Advanced Glassfiber Yarns LLC
$ 21,534,344  Term loan, maturing September 30, 2005             $   21,534,344
              Dayton Superior Corporation
  19,000,000  Term loan, maturing September 29, 2005                 19,000,000
              International Wire Group, Inc.
  40,101,188  Term loan, maturing September 30, 2002                 40,101,188
              Matthew Warren, Inc.
   7,685,388  Term loan, maturing May 31, 2005                        7,685,388
   2,826,403  Term loan, maturing May 31, 2006                        2,826,403
              Morris Material Handling, Inc.
   6,538,970  Term loan, maturing March 31, 2003                      6,538,970
              Mueller Group, Inc.
  12,678,769  Term loan, maturing August 17, 2006                    12,678,769
  12,678,769  Term loan, maturing August 17, 2007                    12,678,769
              Neenah Foundry Company
  29,603,418  Term loan, maturing September 30, 2005                 29,603,418
              Polypore Incorporated
   3,000,000  Term loan, maturing December 31, 2006                   3,000,000
              SPX Corporation
  36,781,250  Term loan, maturing September 30, 2006                 36,781,250
   1,388,889  Term loan, maturing January 21, 2007                    1,388,889
              Synthetic Industries, Inc.
  12,000,000  Term loan, maturing December 30, 2007                  12,000,000
              Tokheim Corporation
  18,457,292  Term loan, maturing September 30, 2004                 18,457,292
-------------------------------------------------------------------------------
                                                                 $  224,274,680
-------------------------------------------------------------------------------
Metals & Mining -- 1.1%
-------------------------------------------------------------------------------
              C II Carbon, LLC
$  9,308,805  Term loan, maturing June 30, 2008                  $    9,308,805
              Handy & Harman
   6,930,000  Term loan, maturing July 30, 2006                       6,930,000
              Ispat Inland, LP
   9,825,126  Term loan, maturing July 15, 2005                       9,751,438
   9,825,126  Term loan, maturing July 16, 2006                       9,751,438
              U.S. Silica Company
   8,000,000  Term loan, maturing September 30, 2007                  8,000,000
              Ucar Global Enterprises, Inc.
  14,807,843  Term loan, maturing December 31, 2002                  14,807,843
  45,279,987  Term loan, maturing December 31, 2003                  45,279,987
-------------------------------------------------------------------------------
                                                                 $  103,829,511
-------------------------------------------------------------------------------
Miscellaneous -- 0.5%
-------------------------------------------------------------------------------
              Alliance Laundry Holdings LLC.
$ 17,500,000  Term loan, maturing September 30, 2005             $   17,500,000
              Coinmach Laundry Corporation
  33,963,172  Term loan, maturing June 30, 2005                      33,963,172
-------------------------------------------------------------------------------
                                                                 $   51,463,172
-------------------------------------------------------------------------------
Office Equipment & Supplies -- 1.0%
-------------------------------------------------------------------------------
              Buhrmann, Inc.
$ 46,000,000  Term loan, maturing December 31, 2007              $   46,000,000
              Identity Group, Inc.
   6,982,500  Term loan, maturing April 30, 2007                      6,982,500
              Neopost (F.M.E. Corporation)
  14,735,295  Term loan, maturing June 24, 2006                      14,735,295
              U.S. Office Products
  26,440,703  Term loan, maturing June 9, 2006                       26,440,703
-------------------------------------------------------------------------------
                                                                 $   94,158,498
-------------------------------------------------------------------------------
Oil & Gas -- 0.3%
-------------------------------------------------------------------------------
              Firefly Trust (Enron)
  15,000,000  Term loan, maturing March 31, 2004                  $  15,000,000
              Transmontaigne Inc.
  14,000,000  Term loan, maturing June 30, 2006                      14,000,000
-------------------------------------------------------------------------------
                                                                 $   29,000,000
-------------------------------------------------------------------------------
Paper & Forest Products -- 0.5%
-------------------------------------------------------------------------------
              Alabama River & Newsprint
$ 20,163,627  Term loan, maturing December 31, 2002              $   18,669,885
              Bear Island Paper Company, LLC
   9,076,491  Term loan, maturing December 31, 2005                   9,076,491
              Pacifica Papers, Inc.
  17,910,000  Term loan, maturing March 5, 2006                      17,910,000
-------------------------------------------------------------------------------
                                                                 $   45,656,376
-------------------------------------------------------------------------------
Personal Products -- 1.7%
-------------------------------------------------------------------------------
              AM Cosmetics, Inc.*
$  1,758,549  Revolving loan, maturing May 30, 2004              $    1,758,549
   1,831,215  Term loan, maturing May 30, 2004                        1,831,215
   3,662,430  Term loan, maturing May 30, 2006                        3,662,430
   3,662,430  Subordinated debt, maturing May 30, 2007                2,820,071
              American Safety Razor Company
   6,975,000  Term loan, maturing April 30, 2007                      6,975,000
              Mary Kay Inc.
  18,145,606  Term loan, maturing March 6, 2004                      18,145,606
              Playtex Products, Inc.
  50,949,000  Term loan, maturing June 15, 2003                      50,949,000
              Revlon Consumer Products Corporation
  73,380,000  Term loan, maturing May 29, 2002                       73,380,000
-------------------------------------------------------------------------------
                                                                 $  159,521,871
-------------------------------------------------------------------------------
Pharmaceuticals & Biotechnology -- 0.3%
-------------------------------------------------------------------------------
              Express Scripts, Inc.
$  5,000,000  Term loan, maturing March 31, 2006                 $    5,000,000
              King Pharmaceuticals, Inc.
  15,345,000  Term loan, maturing December 31, 2005                  15,345,000
              Shire Pharmaceuticals
   5,000,000  Term loan, maturing December 31, 2005                   5,000,000
-------------------------------------------------------------------------------
                                                                 $   25,345,000
-------------------------------------------------------------------------------
Publishing & Printing -- 4.1%
-------------------------------------------------------------------------------
              21ST Century Newspapers, Inc.
$  9,333,750  Term loan, maturing September 15, 2005             $    9,333,750
              American Media Operations Inc.
  10,000,000  Term loan, maturing April 1, 2006                      10,000,000
  25,000,000  Term loan, maturing April 1, 2007                      25,000,000
              Cygnus Publishing, Inc.
  12,661,630  Term loan, maturing June 5, 2005                       12,661,630
              Entertainment Publications, Inc.
  14,000,000  Term loan, maturing December 31, 2005                  14,000,000
              HIF Corp.
  37,000,000  Term loan, maturing December 31, 2004                  37,000,000
              Journal Register Company
  42,000,000  Term loan, maturing September 30, 2006                 42,000,000
              Merrill Corporation
   8,500,000  Term loan, maturing November 15, 2007                   8,500,000
              Morris Communications Corporation
  27,410,152  Term loan, maturing June 30, 2005                      27,410,152
              Primedia Inc.
   3,240,000  Revolving loan, maturing June 30, 2004                  3,240,000
  51,500,000  Term loan, maturing June 30, 2004                      51,500,000
              R.H. Donnelley Inc.
  11,112,854  Term loan, maturing December 5, 2005                   11,112,854
  12,773,396  Term loan, maturing December 5, 2006                   12,773,396
              Rand McNally & Company
     987,500  Term loan, maturing April 30, 2005                        987,500
   4,443,750  Term loan, maturing April 30, 2006                      4,443,750
              Reiman Publications
   5,500,000  Term loan, maturing November 30, 2005                   5,500,000
              The McClatchy Company
  35,860,606  Term loan, maturing September 10, 2007                 35,860,606
              The Sheridan Group, Inc.
   7,895,302  Term loan, maturing January 30, 2005                    7,895,302
              Von Hoffman Press, Inc.
   9,821,023  Term loan, maturing May 30, 2004                        9,821,023
  25,232,603  Term loan, maturing May 30, 2005                       25,232,603
              Ziff-Davis Publishing Company
   7,685,759  Revolving loan, maturing March 31, 2005                 7,685,759
  26,205,000  Term loan, maturing March 31, 2006                     26,205,000
-------------------------------------------------------------------------------
                                                                 $  388,163,325
-------------------------------------------------------------------------------
REIT's -- 0.4%
-------------------------------------------------------------------------------
              Meditrust Corporation
$  7,827,753  Revolving loan, maturing July 15, 2001             $    7,827,753
  15,050,000  Term loan, maturing July 15, 2001                      15,050,000
              Prison Realty Corporation
  14,850,000  Term loan, maturing January 1, 2003                    14,850,000
-------------------------------------------------------------------------------
                                                                 $   37,727,753
-------------------------------------------------------------------------------
Restaurants -- 1.1%
-------------------------------------------------------------------------------
              AFC Enterprises Inc.
$ 11,148,812  Term loan, maturing June 30, 2004                  $   11,148,812
              Applebee's International, Inc.
  12,599,224  Term loan, maturing March 31, 2006                     12,599,224
              Coco's Carrow's and Jojo's Restaurants
   7,500,000  Term loan, maturing April 30, 2003                      7,500,000
              Friendly Ice Cream Corporation
   1,258,616  Term loan, maturing November 15, 2004                   1,258,616
   6,293,071  Term loan, maturing November 15, 2005                   6,293,071
              Shoney's Inc.
   2,226,212  Term loan, maturing April 30, 2002                      2,226,212
  10,398,722  Term loan, maturing April 30, 2002                     10,398,722
              Tricon Global Restaurants, Inc.
  53,279,832  Term loan, maturing October 2, 2002                    53,279,832
-------------------------------------------------------------------------------
                                                                 $  104,704,489
-------------------------------------------------------------------------------
Retail - Food & Drug -- 0.6%
-------------------------------------------------------------------------------
              Duane Reade Inc.
$ 11,298,750  Term loan, maturing February 15, 2005              $   11,312,873
   6,295,075  Term loan, maturing February 15, 2006                   6,295,075
              Fred Meyer, Inc.
   6,548,473  Term loan, maturing March 11, 2003                      6,548,473
              Pathmark Stores, Inc.
  32,028,825  Term loan, maturing December 15, 2001                  32,028,825
-------------------------------------------------------------------------------
                                                                 $   56,185,246
-------------------------------------------------------------------------------
Retail - Multiline -- 0.5%
-------------------------------------------------------------------------------
              Service Merchandise
$ 29,850,000  DIP loan, maturing April 30, 2003                  $   29,850,000
              Tuesday Morning Corporation
  16,479,213  Term loan, maturing December 31, 2004                  16,479,213
-------------------------------------------------------------------------------
                                                                 $   46,329,213
-------------------------------------------------------------------------------
Retail - Specialty -- 1.3%
-------------------------------------------------------------------------------
              Advanced Stores Company, Inc.
$  6,000,000  Term loan, maturing April 15, 2005                 $    6,000,000
  30,884,000  Term loan, maturing April 15, 2006                     30,884,000
              Central Tractor Farm & Country, Inc.
   3,432,500  Term loan, maturing April 30, 2006                      3,432,500
              CSK Auto, Inc.
  31,912,000  Term loan, maturing October 31, 2003                   31,912,000
  14,940,000  Term loan, maturing October 31, 2004                   14,940,000
              Nebraska Book Company
   7,327,221  Term loan, maturing March 31, 2006                      7,327,221
              Petco Animal Supplies Inc.
   4,975,000  Term loan, maturing April 29, 2006                      4,975,000
              Petro Shopping Centers, L.P.
  11,500,000  Term loan, maturing July 31, 2006                      11,500,000
              Travelcenters of America, Inc.
  11,905,363  Term loan, maturing March 27, 2005                     11,905,363
-------------------------------------------------------------------------------
                                                                 $  122,876,084
-------------------------------------------------------------------------------
Road & Rail -- 0.7%
-------------------------------------------------------------------------------
              I & M Rail Link, LLC
$  8,264,000  Term loan, maturing March 31, 2004                 $    8,264,000
              MTL
  15,231,564  Term loan, maturing August 28, 2005                    15,231,564
  13,198,483  Term loan, maturing February 28, 2006                  13,198,483
              Transportation Manufacturing Operations, Inc.
  20,397,500  Term loan, maturing June 15, 2006                      20,397,500
              Transportation Technologies Industries, Inc.
              (Johnstown)
   4,378,000  Term loan, maturing April 30, 2007                      4,378,000
-------------------------------------------------------------------------------
                                                                 $   61,469,547
-------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 0.9%
-------------------------------------------------------------------------------
              Fairchild Semiconductor Corporation
$ 29,591,364  Term loan, maturing December 15, 2004              $   29,591,364
              Intersil Corporation
  18,500,000  Term loan, maturing June 30, 2005                      18,500,000
              Semiconductor Components Industries, LLC
  18,175,926  Term loan, maturing August 4, 2006                     18,175,926
  19,574,074  Term loan, maturing August 4, 2007                     19,574,074
-------------------------------------------------------------------------------
                                                                 $   85,841,364
-------------------------------------------------------------------------------
Shipping Lines -- 0.3%
-------------------------------------------------------------------------------
              American Commercial Lines
$ 11,300,045  Term loan, maturing July 30, 2006                  $   11,300,045
  17,471,105  Term loan, maturing June 30, 2007                      17,471,105
-------------------------------------------------------------------------------
                                                                 $   28,771,150
-------------------------------------------------------------------------------
Telecommunications - Wireline -- 0.7%
-------------------------------------------------------------------------------
              Alec Holdings, Inc.
$ 10,473,684  Term loan, maturing November 30, 2006              $   10,473,684
   8,526,316  Term loan, maturing November 30, 2007                   8,526,316
              Davel Communications
   3,960,000  Term loan, maturing June 23, 2005                       3,960,000
              Globenet Communication Holdings Ltd.
  14,000,000  Term loan, maturing September 30, 2005                 14,000,000
              Level 3 Communications, Inc.
  13,500,000  Term loan, maturing July 15, 2008                      13,500,000
              MJD Communications
   4,516,855  Term loan, maturing March 31, 2006                      4,516,855
   4,414,958  Term loan, maturing March 31, 2007                      4,414,958
              NSC Communications Corporation
  10,958,824  Term loan, maturing October 1, 2003                    10,958,824
-------------------------------------------------------------------------------
                                                                 $   70,350,637
-------------------------------------------------------------------------------
Telecommunications - Wireless -- 5.0%
-------------------------------------------------------------------------------
              American Cellular Wireless LLC.
$ 11,250,000  Term loan, maturing June 25, 2006                  $   11,250,000
  24,065,016  Term loan, maturing June 25, 2007                      24,065,016
  24,125,633  Term loan, maturing December 25, 2007                  24,125,633
              Cellular, Inc Financial Corporation
     378,857  Revolving loan, maturing September 30, 2005               378,857
   2,214,643  Term loan, maturing September 30, 2005                  2,214,643
   5,146,827  Term loan, maturing September 30, 2006                  5,146,827
   9,169,594  Term loan, maturing March 31, 2007                      9,169,594
  25,681,286  Term loan, maturing September 30, 2007                 25,681,286
              Centennial Cellular Corp.
   2,000,000  Term loan, maturing November 30, 2005                   2,000,000
  25,917,500  Term loan, maturing November 30, 2006                  26,176,675
  25,917,500  Term loan, maturing November 30, 2007                  26,176,675
              Microcell Connexions
  17,000,000  Term loan, maturing December 30, 2005                  17,000,000
  11,203,150  Term loan, maturing March 1, 2006                      11,203,150
              Nextel Communications, Inc.
  36,250,000  Term loan, maturing June 30, 2008                      36,680,650
  36,250,000  Term loan, maturing December 30, 2008                  36,680,650
              Spectrasite Communications, Inc.
  18,000,000  Term loan, maturing June 30, 2006                      18,000,000
              Sygnet Operating Company (Dobson)
  14,090,323  Term loan, maturing March 31, 2007                     14,125,548
  12,430,000  Term loan, maturing December 23, 2007                  12,461,075
              Telecorp PCS
  30,000,000  Term loan, maturing January 17, 2007                   30,000,000
              Teligent, Inc.
  15,000,000  Term loan, maturing June 30, 2006                      15,000,000
              Tritel Holding Corp.
  30,000,000  Term loan, maturing December 31, 2007                  30,000,000
              Triton Cellular Partners, L.P.
   7,250,000  Term loan, maturing February 1, 2008                    7,250,000
              Western PCS Holding Corporation
     416,667  Term loan, maturing June 30, 2006                         416,667
  38,000,000  Term loan, maturing June 30, 2007                      38,000,000
              Western Wireless
  35,000,000  Term loan, maturing March 31, 2002                     35,000,000
  15,500,000  Term loan, maturing March 31, 2004                     15,500,000
-------------------------------------------------------------------------------
                                                                 $  473,702,946
-------------------------------------------------------------------------------
Textiles & Apparel -- 1.8%
-------------------------------------------------------------------------------
              CAF Holdings, Inc.
$  3,129,412  Term loan, maturing June 30, 2002                  $    3,129,412
              Cluett American Corp
  14,850,000  Term loan, maturing May 18, 2005                       14,850,000
              Collins & Aikman Floorcovering
  11,000,000  Term loan, maturing June 3, 2004                       11,000,000
              Galey & Lord, Inc.
  12,476,607  Term loan, maturing April 2, 2005                      11,228,946
   8,850,734  Term loan, maturing April 1, 2006                       7,965,660
              GFSI, Inc.
  12,809,170  Term loan, maturing March 31, 2004                     12,809,170
              Globe Manufacturing Corp
  12,100,000  Term loan, maturing July 31, 2006                      12,100,000
              Joan Fabrics Corporation
   5,571,287  Term loan, maturing June 30, 2003                       5,571,287
  11,218,943  Term loan, maturing June 30, 2005                      11,218,943
   5,658,606  Term loan, maturing June 30, 2006                       5,658,606
              Pillowtex Corporation
  34,881,539  Term loan, maturing December 31, 2004                  34,881,539
              Renfro Corporation
   4,600,000  Term loan, maturing November 15, 2003                   4,600,000
              The William Carter Company
  18,842,639  Term loan, maturing October 31, 2003                   18,842,639
              Walls Industries, Inc.
   4,787,234  Term loan, maturing February 28, 2005                   4,787,234
   6,702,127  Term loan, maturing February 28, 2006                   6,702,127
-------------------------------------------------------------------------------
                                                                 $  165,345,563
-------------------------------------------------------------------------------
Theaters -- 0.8%
-------------------------------------------------------------------------------
              Carmike Cinemas, Inc.
$ 11,790,625  Term loan, maturing February 25, 2005              $   11,790,625
              Edwards Megaplex Holdings, LLC
  11,500,000  Term loan, maturing August 25, 2006                    11,500,000
              Hollywood Theater Holdings, Inc.
   8,932,500  Term loan, maturing March 31, 2006                      8,932,500
              Regal Cinemas Inc.
  24,750,000  Term loan, maturing May 27, 2005                       24,750,000
  14,306,206  Term loan, maturing May 27, 2006                       14,306,206
   3,661,347  Term loan, maturing May 27, 2007                        3,661,347
-------------------------------------------------------------------------------
                                                                 $   74,940,678
-------------------------------------------------------------------------------
Total Senior, Floating-Rate Loan Interests
  (identified cost, $8,149,750,321)                              $8,077,216,477
-------------------------------------------------------------------------------

Common Stocks and Warrants -- 0.1%

Shares/Warrants       Security                                        Value
-------------------------------------------------------------------------------
     806,708  AFC Enterprises Common Stock*                      $    6,251,987
     375,714  Tokheim Common Stock Warrants*                                  0
         608  Classic Cable Common Stock Warrants*                            0
      34,364  PSI Acquisition Warrants*                                       0
      52,190  AM Cosmetics Common Stock*                                      0
         583  AM Cosmetics (Series E) Preferred Stock*                        0
-------------------------------------------------------------------------------
Total Common Stocks and Warrants
  (identified cost, $0)                                          $    6,251,987
-------------------------------------------------------------------------------

Short-Term Investments -- 11.6%

Principal     Maturity
Amount        Date      Security                             Rate   Value
-------------------------------------------------------------------------------
$150,000,000  01/11/00  American Express Credit
                          Corporation                       6.50%  $149,729,167
  30,000,000  01/19/00  Bellsouth Telecommunications        5.91%    29,911,350
 100,000,000  01/27/00  CIT Group Holdings, Inc.            5.99%    99,567,389
  50,000,000  01/20/00  Corporate Asset Funding             6.03%    49,840,875
  50,000,000  01/25/00  Corporate Asset Funding             6.10%    49,796,667
  35,000,000  01/25/00  Corporate Asset Funding             6.60%    34,846,000
  50,000,000  01/26/00  Corporate Asset Funding             6.10%    49,788,195
  50,000,000  01/14/00  Corporate Receivables Corporation   6.60%    49,880,833
  50,000,000  01/18/00  Corporate Receivables Corporation   6.05%    49,857,153
  30,000,000  01/19/00  Corporate Receivables
                          Corporation 144A                  6.05%    29,909,250
  50,000,000  01/21/00  Corporate Receivables Corporation   6.03%    49,832,500
  51,153,000  01/19/00  Delaware Funding Corporation        6.05%    50,998,262
  75,000,000  01/20/00  Delaware Funding Corporation        6.07%    74,759,729
  19,886,000  01/24/00  Delaware Funding Corporation        6.07%    19,808,881
  50,459,000  01/25/00  Delaware Funding Corporation        6.02%    50,256,491
  86,076,000  02/03/00  General Electric Capital
                          Corporation                       5.85%    85,614,417
  15,000,000  01/05/00  Panasonic Finance                   5.45%    14,990,917
 150,000,000  02/07/00  Prudential Funding Corporation      5.99%   149,076,542
-------------------------------------------------------------------------------
Total Short-term Investments,
  at amortized cost $1,088,464,618                               $1,088,464,618
-------------------------------------------------------------------------------
Total Investments -- 97.7%
  (identified cost, $9,238,214,939                               $9,171,933,082
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                           $  214,918,241
-------------------------------------------------------------------------------
Total Net Assets -- 100%                                         $9,386,851,323
-------------------------------------------------------------------------------
* Non-income producing security.
(1) Senior floating rate loan interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of approximately three years.

Note: At December 31, 1999, the Portfolio had unfunded commitments amounting to $126,663,503 under various revolving credit agreements.

Senior Debt Portfolio as of December 31, 1999

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1999
(Expressed in United States Dollars)

Assets
-------------------------------------------------------------------------------

Investments, at value
  (identified cost, $9,238,214,939)                              $9,171,933,082
Cash                                                                177,368,368
Interest receivable                                                  56,241,037
Miscellaneous receivable                                                101,715
Deferred organization expenses                                           19,203
Prepaid expenses                                                      1,052,163
-------------------------------------------------------------------------------
Total assets                                                     $9,406,715,568
-------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------
Deferred facility fee income                                     $   19,491,851
Payable to affiliate for Trustees' fees                                  32,200
Accrued expenses                                                        340,194
-------------------------------------------------------------------------------
Total liabilities                                                $   19,864,245
-------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio        $9,386,851,323
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals          $9,453,133,180
Net unrealized depreciation (computed on the basis of
  identified cost)                                                  (66,281,857)
-------------------------------------------------------------------------------
Total                                                            $9,386,851,323
-------------------------------------------------------------------------------

                       See notes to financial statements

Statement of Operations
For the Year Ended December 31, 1999
(Expressed in United States Dollars)

Investment Income
-------------------------------------------------------------------------------
Interest                                                         $  647,083,412
Facility fees earned                                                  8,314,144
Miscellaneous                                                           266,811
-------------------------------------------------------------------------------

Total investment income                                          $  655,664,367
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                           $   71,817,294
Trustees fees and expenses                                               55,702
Custodian fee                                                         1,169,268
Legal and accounting services                                           735,055
Interest                                                                429,680
Amortization of organization expenses                                     6,205
Miscellaneous                                                           175,070
-------------------------------------------------------------------------------
Total expenses                                                   $   74,388,274
-------------------------------------------------------------------------------
Deduct --
  Reduction of investment adviser fee                            $   26,759,494
-------------------------------------------------------------------------------
Net expenses                                                     $   47,628,780
-------------------------------------------------------------------------------
Net investment income                                            $  608,035,587
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                $  (20,731,038)
-------------------------------------------------------------------------------
Net realized loss                                                $  (20,731,038)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                            $  (62,738,620)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             $  (62,738,620)
-------------------------------------------------------------------------------
Net realized and unrealized loss                                 $  (83,469,658)
-------------------------------------------------------------------------------
Net increase in net assets from operations                       $  524,565,929
-------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of December 31, 1999

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
(Expressed in United States Dollars)

Increase (Decrease)                                Year Ended                Year Ended
in Net Assets                                      December 31, 1999         December 31, 1998
----------------------------------------------------------------------------------------------
From operations --
  Net investment income                               $  608,035,587             $  360,840,178
  Net realized gain (loss)                               (20,731,038)                   936,231
  Net change in unrealized appreciation
    (depreciation)                                       (62,738,620)                (6,219,087)
-----------------------------------------------------------------------------------------------
Net increase in net assets from operations            $  524,565,929             $  355,557,322
-----------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                       $4,388,066,031             $3,159,636,461
  Withdrawals                                         (1,956,114,319)            (1,119,932,026)
-----------------------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                        $2,431,951,712             $2,039,704,435
-----------------------------------------------------------------------------------------------

Net increase in net assets                            $2,956,517,641             $2,395,261,757
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year                                  $6,430,333,682             $4,035,071,925
-----------------------------------------------------------------------------------------------
At end of year                                        $9,386,851,323             $6,430,333,682
-----------------------------------------------------------------------------------------------

                               See notes to financial statements

Senior Debt Portfolio as of December 31, 1999

FINANCIAL STATEMENTS CONT'D

Statement of Cash Flows
(Expressed in United States Dollars)

                                                              Year Ended
Increase (Decrease) in Cash                                   December 31, 1999
-------------------------------------------------------------------------------
Cash flows from (used for) operating activities --
  Purchases of loan interests                                   $(6,893,590,030)
  Proceeds from sales and principal repayments                    4,723,146,301
  Interest received                                                 635,115,611
  Facility fees received                                             17,179,104
  Miscellaneous income received                                         266,811
  Interest paid                                                        (412,603)
  Operating expenses paid                                           (47,161,069)
  Net increase in short-term investments                           (724,429,128)
-------------------------------------------------------------------------------
Net cash used for operating activities                          $(2,289,885,003)
-------------------------------------------------------------------------------
Cash flows from (used for) financing activities --
  Proceeds from capital contributions                           $ 4,388,066,031
  Payments for capital withdrawals                               (1,956,114,319)
-------------------------------------------------------------------------------
Net cash from financing activities                              $ 2,431,951,712
-------------------------------------------------------------------------------

Net increase in cash                                            $   142,066,709
-------------------------------------------------------------------------------

Cash at beginning of year                                       $    35,301,659
-------------------------------------------------------------------------------

Cash at end of year                                             $   177,368,368
-------------------------------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
-------------------------------------------------------------------------------
Net increase in net assets from operations                      $   524,565,929
Decrease in receivable for investments sold                           6,389,759
Increase in interest receivable                                     (11,546,747)
Decrease in prepaid expenses                                             80,004
Decrease in deferred organizational expenses                              6,205
Increase in payable to affiliate                                         10,300
Increase in deferred facility fee income                              9,015,017
Decrease in accrued expenses                                            (47,606)
Net increase in investments                                      (2,818,357,864)
-------------------------------------------------------------------------------

                       See notes to financial statements

Senior Debt Portfolio as of December 31, 1999

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                                                            Year Ended December 31,
                                               ------------------------------------------------------------------------------------
                                                 1999               1998              1997              1996            1995(1)
-----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Operating expenses                                  0.56%             0.93%             0.94%             0.98%             1.01%(2)
Interest expense                                    0.01%             0.01%             0.02%             0.04%             0.13%(2)
Net investment income                               7.32%             7.12%             7.12%             7.17%             7.95%(2)
Portfolio turnover                                    64%               56%               81%               75%               39%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)        $9,386,851        $6,430,334        $4,035,072        $3,010,074        $1,621,339
-----------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 22, 1995, to December 31, 1995.
(2) Annualized.

                                                  See notes to financial statements

Senior Debt Portfolio as of December 31, 1999

NOTES TO FINANCIAL STATEMENTS

(Expressed in United States Dollars)

1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are in interests in senior floating-rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Boston Management and Research (BMR) values liquid Senior Loans at their market value, so that they are marked to market daily. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, BMR, under procedures established by the Trustees as permitted by Section 2(a)
  (41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Other -- Investment transactions are accounted for on a trade date basis.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment advisory fee is paid to Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. Effective May
  1, 1999, the Trustees of the Portfolio voted to accept a waiver of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year will not exceed on an annual basis 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the year ended December 31, 1999, the effective annual rate, based on average daily gross assets, was 0.54% and amounted to $45,057,800. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1999, no significant amounts have been deferred.

  During the year ended December 31, 1999 the Fund engaged in purchase and sale transactions with other funds that also utilize BMR, or an affilite of BMR, as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to $65,305,644 and $29,481,553, respectively.

3 Investments
  ------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the year ended December 31, 1999 aggregated $6,893,590,029 and $4,716,756,542, respectively.

4 Short-Term Debt and Credit Agreements
  ------------------------------------------------------------------------------
  The Portfolio has a $400 million unsecured line of credit with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of approximately $429,680 which is computed at the annual rate of 0.10% of the credit agreement. There were no significant borrowings under this agreement during the year ended December 31, 1999. As of December 31, 1999, the Portfolio had no borrowings outstanding.

5 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in the value of the investments owned at December 31, 1999, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                               $9,238,214,939
  ---------------------------------------------------------------------------
  Gross unrealized appreciation                                $   10,164,488
  Gross unrealized depreciation                                   (76,446,345)
  ---------------------------------------------------------------------------
  Net unrealized depreciation                                  $  (66,281,857)
  ---------------------------------------------------------------------------

Senior Debt Portfolio as of December 31, 1999

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of Senior Debt Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of December 31, 1999, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998, and the supplementary data for each of the years in the four-year period ended December 31, 1999 and for the period from the start of business, February 22, 1995, to December 31, 1995 (all expressed in U.S. Dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at December 31, 1999 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Senior Debt Portfolio as of December 31, 1999, and the results of its operations, its cash flows, the changes in net assets and its supplemental data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1A, the financial statements include Senior Loans and certain other securities held by the Portfolio valued at $7,187,047,556 (76.56% of net assets of the Portfolio), which values are fair values determined by the Portfolio's investment adviser in the absence of actual market values. Determination of fair value involves subjective judgment, as the actual market value of a particular Senior Loan or security can be established only by negotiations between the parties in a sale transaction. We have reviewed the procedures established by the Trustees and used by the Portfolio's investment adviser in determining the fair values of such Senior Loans and securities and have inspected underlying documentation, and in the circumstances, we believe that the procedures are reasonable and the documentation appropriate.

               DELOITTE & TOUCHE LLP
               Boston, Massachusetts
               February 11, 2000

Eaton Vance Prime Rate Reserves as of December 31, 1999

INVESTMENT MANAGEMENT

Eaton Vance Prime Rate Reserves

Officers                        Independent Trustees

JAMES B. HAWKES                 JESSICA M. BIBLIOWICZ
President and Trustee           President and Chief Executive Officer,
                                National Financial Partners
SCOTT H. PAGE
Vice President                  DONALD R. DWIGHT
                                President, Dwight Partners, Inc.
PAYSON F. SWAFFIELD
Vice President                  SAMUEL L. HAYES, III
                                Jacob H. Schiff Professor of Investment
JAMES L. O'CONNOR               Banking, Emeritus, Harvard University
Treasurer                       Graduate School of Business Administration

ALAN R. DYNNER                  NORTON H. REAMER
Secretary                       Chairman and Chief Executive Officer,
                                United Asset Management Corporation

                                LYNN A. STOUT
                                Professor of Law, Georgetown
                                University Law Center

                                JACK L. TREYNOR
                                Investment Adviser and Consultant



Senior Debt Portfolio

Officers                        Independent Trustees

JAMES B. HAWKES                 JESSICA M. BIBLIOWICZ
President and Trustee           President and Chief Executive Officer,
                                National Financial Partners
SCOTT H. PAGE
Vice President and              DONALD R. DWIGHT
Co-Portfolio Manager            President, Dwight Partners, Inc.

PAYSON F. SWAFFIELD             SAMUEL L. HAYES, III
Vice President and              Jacob H. Schiff Professor of Investment
Co-Portfolio Manager            Banking, Emeritus, Harvard University
                                Graduate School of Business Administration
JAMES L. O'CONNOR
Treasurer                       NORTON H. REAMER
                                Chairman and Chief Executive Officer,
ALAN R. DYNNER                  United Asset Management Corporation
Secretary
                                LYNN A. STOUT
                                Professor of Law, Georgetown
                                University Law Center

                                JACK L. TREYNOR
                                Investment Adviser and Consultant

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






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






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

INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE PRIME RATE RESERVES
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC GLOBAL FUND SERVICES
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

BANKING COUNSELS
MAYER, BROWN & PLATT
787 Seventh Avenue
New York, NY 10019

NIXON & PEABODY
101 Federal Street, 12th Floor
Boston, MA 02110

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


EATON VANCE PRIME RATE RESERVES
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

                                                                 PRSRC-12/99